      As filed with the Securities and Exchange Commission on May 19, 2004

                          File Nos. 333-02381/811-07589

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                         Pre-Effective Amendment No.                         [ ]
                                                    ----

                         Post-Effective Amendment No. 35                     [X]
                                                     ----

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]

                                Amendment No. 37                             [X]

                         THE HARTFORD MUTUAL FUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999

                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 297-6443

                             Kevin J. Carr, Esquire

                               Investment Law Unit

                   The Hartford Financial Services Group, Inc.

                              55 Farmington Avenue

                           Hartford, Connecticut 06105

                     (Name and Address of Agent for Service)

                                    Copy to:

                            John V. O'Hanlon, Esquire

                                   Dechert LLP

                        200 Clarendon Street, 27th Floor

                        Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

      X   immediately upon filing pursuant to paragraph (b) of Rule 485
    -----
          on    (Date)          pursuant to paragraph (b) of Rule 485
    -----
          60 days after filing  pursuant to paragraph (a)(1) of Rule 485
    -----
          on (Date)             pursuant to paragraph (a)(1) of Rule 485
    -----
          75 days after filing  pursuant to paragraph (a)(2) of Rule 485
    -----
          on (Date)             pursuant to paragraph (a)(2) of Rule 485
    -----

If appropriate, check the following box:

                  This post-effective amendment designates a new effective date
      ______      for a previously filed post-effective amendment.

This post-effective amendment contains the prospectus and statement of additional information relating to The Hartford Aggressive Growth Allocation Fund, The Hartford Growth Allocation Fund, The Hartford Balanced Allocation Fund, The Hartford Conservative Allocation Fund and The Hartford Income Allocation Fund, five new series of the registrant established by the Directors of the registrant at a meeting held on November 4, 2003 (the "Funds"). The post-effective amendment contains one prospectus and one statement of additional information (each applicable to Class A, Class B and Class C Shares) for the Funds. The registrant currently has thirty other series of shares (each with multiple classes) each registered under the Securities Act of 1933 which are offered through other prospectuses and another statement of additional information not included in this post-effective amendment. This post-effective amendment is not intended to update or amend such other prospectuses or statement of additional information.

THE HARTFORD MUTUAL FUNDS

                               CLASS A, CLASS B AND CLASS C SHARES

                               PROSPECTUS

                               MAY 19, 2004



AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND                   THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND
EXCHANGE COMMISSION HAS NOT APPROVED OR                        THE HARTFORD GROWTH ALLOCATION FUND
DISAPPROVED THESE SECURITIES OR PASSED UPON THE                THE HARTFORD BALANCED ALLOCATION FUND
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION                THE HARTFORD CONSERVATIVE ALLOCATION FUND
TO THE CONTRARY IS A CRIMINAL OFFENSE.                         THE HARTFORD INCOME ALLOCATION FUND


                               THE HARTFORD MUTUAL FUNDS
                               P.O. BOX 64387
                               ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                        CONTENTS

--------------------------------------------------------------------------------


Introduction                         Introduction                                                           1

A summary of each fund's             The Hartford Aggressive Growth Allocation Fund                         2
goals, principal strategies,         The Hartford Growth Allocation Fund                                    5
main risks, performance and          The Hartford Balanced Allocation Fund                                  8
expenses                             The Hartford Conservative Allocation Fund                             11
                                     The Hartford Income Allocation Fund                                   14

Description of other                 Investment strategies and investment matters                          17
investment strategies and
investment risks

Investment manager and               Management of the funds                                               28
management fee information

Information on your account          About your account                                                    29
                                     Choosing a share class                                                29
                                     How sales charges are calculated                                      29
                                     Sales charge reductions and waivers                                   30
                                     Opening an account                                                    32
                                     Buying shares                                                         33
                                     Selling shares                                                        34
                                     Transaction policies                                                  36
                                     Dividends and account policies                                        38
                                     Additional investor services                                          39

Further information on the           Financial highlights                                                  40
funds                                Privacy policy                                                        41
                                     For more information                                          back cover


                                                                    INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, B and C shares of the funds.


Each fund is a diversified open-end fund and a series of The Hartford Mutual Funds, Inc. Each fund is a "fund of funds," and diversifies its assets by investing in the Class Y shares of several other Hartford Mutual Funds (as listed below under "Principal Investment Strategy" for each fund, the "Underlying Funds").


Information on each fund, including risk factors, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). As the investment manager, HIFSCO administers the asset allocation program for each fund. HIFSCO is also the investment manager to each of the Underlying Funds. The day-to-day portfolio management of the Underlying Funds is provided by an investment sub-adviser -- either Wellington Management Company, LLP ("Wellington Management") or Hartford Investment Management Company ("Hartford Investment Management"). Information regarding HIFSCO, Wellington Management and Hartford Investment Management is included under the section entitled "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.



THE HARTFORD MUTUAL FUNDS                                                      1

THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Aggressive Growth Allocation Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of domestic and international equity funds, with a greater focus on small cap and international funds relative to the other funds. (See below for a definition of "small cap.") It does this by investing in a combination of other Hartford mutual funds -- the Underlying Funds -- through the implementation of a strategic asset allocation recommendation provided by Ibbotson Associates, Inc. ("Ibbotson"). Ibbotson serves as a consultant to HIFSCO with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.


In seeking the fund's investment objective, HIFSCO's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds (both domestic and international equity funds) based on the fund's investment objective and on recommendations of Ibbotson for selecting which Underlying Funds to invest in and determining the appropriate allocation to each Underlying Fund.

     - Under normal market conditions, allocating the fund's investments in the Underlying Funds generally to achieve 100% of assets in equity funds, although this percentage may vary from time to time.

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that HIFSCO believes will provide the most favorable outlook for achieving the fund's investment goal.

The Underlying Funds in which the fund currently may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Underlying Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS


DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund



INTERNATIONAL EQUITY FUNDS
The Hartford Global Leaders Fund
The Hartford International Capital Appreciation Fund



The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.


The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments and others. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Hartford Small Company Fund and the Hartford SmallCap Growth Fund, two of the Underlying Funds in which the fund may invest, define small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2003, this range was between approximately $7.3 million and $4.9 billion. For further details, please refer to the section "Summary Comparison of the Funds" and "Investment Goal and Principal Investment Strategies of the Underlying Funds."


--------------------------------------------------------------------------------

MAIN RISKS. The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk and value investing risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

 2                                                     THE HARTFORD MUTUAL FUNDS

                                  THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Because the fund, through an Underlying Fund, may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Manager allocation risk refers to the possibility that HIFSCO could allocate assets in a manner that results in the fund underperforming its peers.

THE HARTFORD MUTUAL FUNDS                                                      3

THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.


                                                CLASS A        CLASS B        CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                         5.50%          5.00%          2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                  5.50%           None          1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                   None(1)       5.00%(5)       1.00%(6)
   Exchange fees                                  None           None           None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                               0.20%          0.20%          0.20%
   Distribution and service (12b-1) fees         0.25%(2)       1.00%          1.00%
   Other expenses(3)                             0.40%          0.45%          0.32%
   Underlying Fund fees and expenses(3)          1.04%          1.04%          1.04%
   Total annual operating expenses(4)            1.89%(2)       2.69%          2.56%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."


(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.


(3) Estimated.


(4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.30% and 2.30%, respectively. This policy may be discontinued at any time.


(5) Imposed on redemptions within 1 year of purchase. This fee is reduced incrementally over a 6 year period. See "About Your Account: How Sales Charges are Calculated."

(6) Imposed on redemptions within 1 year of purchase. See "About Your Account:
    How Sales Charges are Calculated."

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A       CLASS B        CLASS C
   Year 1                                      $  731        $  772          $457
   Year 3                                      $1,111        $1,135          $889


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                  CLASS A       CLASS B        CLASS C
   Year 1                                      $  731         $272           $357
   Year 3                                      $1,111         $835           $889


 4                                                     THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Growth Allocation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of domestic and international equity funds, with a small portion of assets in fixed income funds. It does this by investing in a combination of other Hartford mutual funds -- the Underlying Funds -- through the implementation of a strategic asset allocation recommendation provided by Ibbotson. Ibbotson serves as a consultant to HIFSCO with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, HIFSCO's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on recommendations of Ibbotson for selecting which Underlying Funds to invest in and determining the appropriate allocation to each Underlying Fund.

     - Under normal market conditions, adjusting the fund's investments in the Underlying Funds generally to achieve 80% of assets in equity funds and 20% of assets in fixed income funds, although this percentage may vary from time to time. The equity component will comprise domestic and international equity funds, while the fixed income component will comprise income funds investing in several asset classes of varying credit quality.

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that HIFSCO believes will provide the most favorable outlook for achieving the fund's investment goal.

The Underlying Funds in which the fund currently may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Underlying Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS


DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund



INTERNATIONAL EQUITY FUNDS
The Hartford Global Leaders Fund
The Hartford International Capital Appreciation Fund



FIXED INCOME FUNDS
The Hartford Inflation Plus Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund


The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.


The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and others. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may also invest in debt securities, primarily of U.S. issuers. The debt securities may include government and corporate securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by HIFSCO. For further details, please refer to the section "Summary Comparison of the Funds" and "Investment Goal and Principal Investment Strategies of the Underlying Funds."


--------------------------------------------------------------------------------

MAIN RISKS. The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk and credit risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. In addition, growth stocks may be more volatile than other stocks

THE HARTFORD MUTUAL FUNDS                                                      5

THE HARTFORD GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

because they are more sensitive to investor perceptions of the issuing company's growth potential.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Because the fund, through an Underlying Fund, may invest in small and mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Manager allocation risk refers to the possibility that HIFSCO could allocate assets in a manner that results in the fund underperforming its peers.

 6                                                     THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.


                                               CLASS A       CLASS B       CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%         5.00%         2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%          None         1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)      5.00%(5)      1.00%(6)
   Exchange fees                                 None          None          None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%         0.20%         0.20%
   Distribution and service (12b-1) fees        0.25%(2)      1.00%         1.00%
   Other expenses(3)                            0.40%         0.45%         0.32%
   Underlying Fund fees and expenses(3)         0.97%         0.97%         0.97%
   Total annual operating expenses(4)           1.82%(2)      2.62%         2.49%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."


(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.


(3) Estimated.


(4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.55%, 2.20% and 2.20%, respectively. This policy may be discontinued at any time.


(5) Imposed on redemptions within 1 year of purchase. This fee is reduced incrementally over a 6 year period. See "About Your Account: How Sales Charges are Calculated."

(6) Imposed on redemptions within 1 year of purchase. See "About Your Account:
    How Sales Charges are Calculated."

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A        CLASS B        CLASS C
   Year 1                                      $  725         $  765          $450
   Year 3                                      $1,091         $1,114          $868


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                  CLASS A        CLASS B        CLASS C
   Year 1                                      $  725          $265           $350
   Year 3                                      $1,091          $814           $868


THE HARTFORD MUTUAL FUNDS                                                      7

THE HARTFORD BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Balanced Allocation Fund seeks long-term capital appreciation and income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of domestic and international equity funds and fixed income funds. It does this by investing in a combination of other Hartford mutual funds -- the Underlying Funds -- through the implementation of a strategic asset allocation recommendation provided by Ibbotson. Ibbotson serves as a consultant to HIFSCO with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, HIFSCO's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on recommendations of Ibbotson for selecting which Underlying Funds to invest in and determining the appropriate allocation to each Underlying Fund.

     - Under normal market conditions, adjusting the fund's investments in the Underlying Funds generally to achieve 60% of assets in equity funds and 40% of assets in fixed income funds, although this percentage may vary from time to time. The equity component will comprise domestic and international equity funds, while the fixed income component will comprise income funds investing in several asset classes of varying credit quality.

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that HIFSCO believes will provide the most favorable outlook for achieving the fund's investment goal.

The Underlying Funds in which the fund currently may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Underlying Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS


DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Growth Fund
The Hartford MidCap Value Fund
The Hartford Small Company Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund



INTERNATIONAL EQUITY FUNDS
The Hartford Global Leaders Fund
The Hartford International Capital Appreciation Fund



FIXED INCOME AND MONEY MARKET FUNDS
The Hartford High Yield Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund



The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.


The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and others. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may also invest in debt securities, primarily of U.S. issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by HIFSCO. For further details, please refer to the section "Summary Comparison of the Funds" and "Investment Goal and Principal Investment Strategies of the Underlying Funds."


--------------------------------------------------------------------------------

MAIN RISKS. The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk and credit risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

 8                                                     THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Because the fund, through an Underlying Fund, may invest in small and mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.


Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.


Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Manager allocation risk refers to the possibility that HIFSCO could allocate assets in a manner that results in the fund underperforming its peers.

THE HARTFORD MUTUAL FUNDS                                                      9

THE HARTFORD BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.


                                               CLASS A       CLASS B        CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%         5.00%          2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%          None          1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)      5.00%(5)       1.00%(6)
   Exchange fees                                 None          None           None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%         0.20%          0.20%
   Distribution and service (12b-1) fees        0.25%(2)      1.00%          1.00%
   Other expenses(3)                            0.40%         0.45%          0.32%
   Underlying Fund fees and expenses(3)         0.90%         0.90%          0.90%
   Total annual operating expenses(4)           1.75%(2)      2.55%          2.42%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."


(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.


(3) Estimated.


(4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.45%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.


(5) Imposed on redemptions within 1 year of purchase. This fee is reduced incrementally over a 6 year period. See "About Your Account: How Sales Charges are Calculated."

(6) Imposed on redemptions within 1 year of purchase. See "About Your Account:
    How Sales Charges are Calculated."

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A        CLASS B        CLASS C
   Year 1                                      $  718         $  758          $443
   Year 3                                      $1,071         $1,094          $847


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                  CLASS A        CLASS B        CLASS C
   Year 1                                      $  718         $  258          $343
   Year 3                                      $1,071         $  794          $847


 10                                                    THE HARTFORD MUTUAL FUNDS

                                       THE HARTFORD CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Conservative Allocation Fund seeks current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of funds, primarily made up of fixed income funds, with a smaller allocation to equity funds. The equity fund allocation is intended to add diversification and enhance returns. It does this by investing in a combination of other Hartford mutual funds -- the Underlying Funds -- through the implementation of a strategic asset allocation recommendation provided by Ibbotson. Ibbotson serves as a consultant to HIFSCO with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, HIFSCO's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on recommendations of Ibbotson for selecting which Underlying Funds to invest in and determining the appropriate allocation to each Underlying Fund.

     - Under normal market conditions, adjusting the fund's investments in the Underlying Funds generally to achieve 60% of assets in fixed income funds and 40% of assets in equity funds, although this percentage may vary from time to time. The fixed income component will comprise income funds investing in several asset classes of varying credit quality, while the equity component will comprise domestic and international equity funds.

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that HIFSCO believes will provide the most favorable outlook for achieving the fund's investment goal.

The Underlying Funds in which the fund currently may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Underlying Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS


DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Growth Fund
The Hartford MidCap Value Fund
The Hartford Stock Fund
The Hartford Value Opportunities Fund



INTERNATIONAL EQUITY FUNDS
The Hartford Global Leaders Fund
The Hartford International Capital Appreciation Fund



FIXED INCOME AND MONEY MARKET FUNDS
The Hartford High Yield Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund


The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.


The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and others. The Underlying Funds may invest in debt securities, primarily of U.S. issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by HIFSCO. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest primarily in securities of domestic companies. For further details, please refer to the section "Summary Comparison of the Funds" and "Investment Goal and Principal Investment Strategies of the Underlying Funds."


--------------------------------------------------------------------------------

MAIN RISKS. The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, interest rate risk, credit risk, stock fund risk and foreign investment risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

THE HARTFORD MUTUAL FUNDS                                                     11

THE HARTFORD CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Manager allocation risk refers to the possibility that HIFSCO could allocate assets in a manner that results in the fund underperforming its peers.

 12                                                    THE HARTFORD MUTUAL FUNDS

                                       THE HARTFORD CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.


                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%(5)   1.00%(6)
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%      0.20%      0.20%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.40%      0.45%      0.32%
   Underlying Fund fees and expenses(3)         0.83%      0.83%      0.83%
   Total annual operating expenses(4)           1.68%(2)   2.48%      2.35%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."


(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.


(3) Estimated.


(4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%, 2.05% and 2.05%, respectively. This policy may be discontinued at any time.


(5) Imposed on redemptions within 1 year of purchase. This fee is reduced incrementally over a 6 year period. See "About Your Account: How Sales Charges are Calculated."

(6) Imposed on redemptions within 1 year of purchase. See "About Your Account:
    How Sales Charges are Calculated."

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  711     $  751      $436
   Year 3                                      $1,050     $1,073      $826


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  711     $  251      $336
   Year 3                                      $1,050     $  773      $826


THE HARTFORD MUTUAL FUNDS                                                     13

THE HARTFORD INCOME ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Income Allocation Fund seeks current income and, as a secondary objective, capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goals through investment in a combination of fixed income funds. It does this by investing in a combination of other Hartford mutual funds -- the Underlying Funds -- through the implementation of a strategic asset allocation recommendation provided by Ibbotson. Ibbotson serves as a consultant to HIFSCO with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, HIFSCO's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on recommendations of Ibbotson for selecting which Underlying Funds to invest in and determining the appropriate allocation to each Underlying Fund.

     - Under normal market conditions, allocating the fund's investments in the Underlying Funds generally to achieve 100% of assets in fixed income funds. The fixed income funds in which the fund may invest will comprise income funds investing in several asset classes of varying credit quality.

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that HIFSCO believes will provide the most favorable outlook for achieving the fund's investment goal.

The Underlying Funds in which the fund currently may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Underlying Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS


FIXED INCOME AND MONEY MARKET FUNDS
The Hartford High Yield Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund


The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.


The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them corporate bonds of varying credit quality, money market instruments and others. The Underlying Funds may invest in debt securities, primarily of U.S. issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by HIFSCO. For further details, please refer to the section "Summary Comparison of the Funds" and "Investment Goal and Principal Investment Strategies of the Underlying Funds."


--------------------------------------------------------------------------------

MAIN RISKS. The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, interest rate risk, credit risk, and foreign investment risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an

 14                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD INCOME ALLOCATION FUND
--------------------------------------------------------------------------------

Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Manager allocation risk refers to the possibility that HIFSCO could allocate assets in a manner that results in the fund underperforming its peers.

THE HARTFORD MUTUAL FUNDS                                                     15

THE HARTFORD INCOME ALLOCATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.


                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        4.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 4.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%(5)   1.00%(6)
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%      0.20%      0.20%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.40%      0.45%      0.32%
   Underlying Fund fees and expenses(3)         0.71%      0.71%      0.71%
   Total annual operating expenses(4)           1.56%(2)   2.36%      2.23%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."


(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.


(3) Estimated.


(4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.25%, 1.95% and 1.95%, respectively. This policy may be discontinued at any time.


(5) Imposed on redemptions within 1 year of purchase. This fee is reduced incrementally over a 6 year period. See "About Your Account: How Sales Charges are Calculated."

(6) Imposed on redemptions within 1 year of purchase. See "About Your Account:
    How Sales Charges are Calculated."

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                       $602      $  739      $424
   Year 3                                       $920      $1,036      $790


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                       $602       $239       $324
   Year 3                                       $920       $736       $790


 16                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

SUMMARY COMPARISON OF THE FUNDS


HIFSCO invests each fund's assets in a combination of other Hartford mutual funds: domestic and international equity funds and fixed income funds (Underlying Funds). The funds differ primarily due to their asset allocations among these fund types. HIFSCO intends to manage each fund according to its asset allocation strategy, and does not intend to trade actively among the Underlying Funds or intend to attempt to capture short-term market opportunities. However, HIFSCO may modify the asset allocation strategy for any fund and modify the selection of Underlying Funds for any fund from time to time if it believes that doing so would better enable the fund to pursue its investment goal.


INVESTMENT GOAL AND PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS




The investment goal (or objective) and principal investment strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each fund invests in the Underlying Funds, investors in each fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact The Hartford Mutual Funds at 1-888-843-7824.



Each of the following Underlying Funds has an investment goal (or objective) that may be changed without approval of the shareholders of the Underlying Fund. An Underlying Fund may not be able to achieve its goal.


THE HARTFORD CAPITAL APPRECIATION FUND


INVESTMENT GOAL. The Hartford Capital Appreciation Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including emerging market securities.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Small and medium sized companies are selected primarily on the basis of dynamic earnings growth potential. Larger companies are selected primarily based on the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

THE HARTFORD DISCIPLINED EQUITY FUND


INVESTMENT GOAL. The Hartford Disciplined Equity Fund seeks growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in a diversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock

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price momentum to assess the appropriate time for purchase.

THE HARTFORD DIVIDEND AND GROWTH FUND


INVESTMENT GOAL. The Hartford Dividend and Growth Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average income yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

THE HARTFORD GLOBAL LEADERS FUND


INVESTMENT GOAL.  The Hartford Global Leaders Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks issued by companies worldwide. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.


Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The fund uses a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer significant potential for capital appreciation given current and projected global and local economic and market conditions.

     - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 300%.

THE HARTFORD GROWTH FUND


INVESTMENT GOAL.  The Hartford Growth Fund seeks long-term capital appreciation.

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                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
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PRINCIPAL INVESTMENT STRATEGY.  Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include a leadership position within the industry, a strong balance sheet, a high return on equity, accelerating earnings, growth in earnings per share, unrecognized or undervalued assets and a strong management team. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this top down analysis, Wellington Management anticipates trends and changes in various markets and in the economy overall and identifies industries and sectors that are expected to outperform.

     - Concurrent with top down analysis, Wellington Management utilizes what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

THE HARTFORD GROWTH OPPORTUNITIES FUND


INVESTMENT GOAL. The Hartford Growth Opportunities Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

THE HARTFORD HIGH YIELD FUND


INVESTMENT GOAL. The Hartford High Yield Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's Investors Service, Inc. ("Moody's") or "BB" or lower by Standard & Poor's Corporation ("S&P"), or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund will invest no more than 10% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities within selected industries that appear from a yield perspective to be attractive. Hartford Investment Management assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.

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The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

THE HARTFORD INFLATION PLUS FUND


INVESTMENT GOAL. The Hartford Inflation Plus Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 65% of its net assets in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury. The fund may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as corporations and foreign governments. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to the smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The fund invests, under normal circumstances, at least 80% of its net assets in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its net assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund will maintain an average credit quality of at least "Aa3" by Moody's.

In addition to its investments in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury, the fund will opportunistically invest up to 35% of its net assets in other sectors, including, but not limited to, nominal treasury securities, corporate bonds, asset-backed securities, mortgage-related securities and commercial mortgage-backed securities. The fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including inflation-protected securities of foreign issuers. Such inflation-protected securities of foreign issuers are generally indexed to the inflation rates in their respective economies. The fund may also utilize securities lending arrangements and reverse repurchase transactions. The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy but that are not currently available in the market.

There is no limit on the maturity of debt securities held by the fund or the average maturity of the fund's portfolio.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy and inflation. Hartford Investment Management then selects individual securities to buy or sell from selected issuers that, from a real yield perspective, appear either attractive or unattractive. Hartford Investment Management will select issues by assessing such factors as security structure, break even inflation rates, a company's business environment, balance sheet, income statement, anticipated earnings and management team.

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND


INVESTMENT GOAL. The Hartford International Capital Appreciation Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. Under normal circumstances, the fund diversifies its investments among at least five countries. There are no limits on the amount of the fund's assets that may be invested in each country. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of

 20                                                    THE HARTFORD MUTUAL FUNDS
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                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

issuers in countries with emerging economies or emerging securities markets.


The fund's investment strategy is to invest in high quality growth companies in various sectors around the world. The fund's investment approach is two-tiered:
"top-down" analysis and "bottom-up" security selection. In a "top-down" analysis, economic data is examined to identify sectors and industries that are expected to grow faster than average over the next twelve to eighteen months. In addition, long-term, broad themes are identified that are based on demographic trends, technological changes, and political and social developments around the world. Through "bottom-up" security selection, the portfolio manager identifies high quality growth companies with market capitalizations above $2 billion. The key characteristics of high quality growth companies are:


     - strong earnings and revenue growth or the potential for strong earnings and revenue growth

     -  good management teams

     -  strong balance sheets

     - attractive relative valuations within a global or regional market or the security's primary trading market

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 200%.



THE HARTFORD MIDCAP VALUE FUND


INVESTMENT GOAL. The Hartford MidCap Value Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2003, this range was between approximately $209.9 million and $17.0 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers have the most compelling blend of the following attributes:

     -  high fundamental investment value

     -  strong management team

     -  strong industry position

THE HARTFORD MONEY MARKET FUND


INVESTMENT GOAL. The Hartford Money Market Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities;
(3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.


The fund may invest up to 100% of its total assets in securities of foreign issuers.


The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

THE HARTFORD SHORT DURATION FUND


INVESTMENT GOAL. The Hartford Short Duration Fund seeks to provide a high level of income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by normally investing only in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four

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highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P
("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund will maintain an average credit quality of at least "Baa3" by Moody's and a dollar weighted average duration and average maturity of less than 3 years. Duration is a measure of the sensitivity of a fixed income security's price to changes in interest rates. The measure incorporates a bond's yield, coupon and final maturity. The longer a security's duration, the more sensitive it will generally be to changes in interest rates. Similarly, a fund with a longer average duration will generally be more sensitive to changes in interest rates than a fund with a shorter average duration.

In addition to U.S. dollar denominated corporate issues, the fund may also invest in commercial mortgage-backed securities, asset-backed securities, mortgage-related securities and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Cash securities in which the fund may invest include commercial paper and repurchase agreements.

The fund may invest up to 25% of its total assets in securities of foreign issuers.


Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

THE HARTFORD SMALL COMPANY FUND


INVESTMENT GOAL.  The Hartford Small Company Fund seeks growth of capital.


PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2003, this range was between approximately $7.3 million and $4.9 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:

     -  have potential for above-average earnings growth,

     -  are undervalued in relation to their investment potential,

     - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

     - are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

THE HARTFORD SMALLCAP GROWTH FUND


INVESTMENT GOAL. The Hartford SmallCap Growth Fund seeks to maximize short-and long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that Wellington Management believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2003, this range was between approximately $7.3 million and $4.9 billion. The fund's portfolio is diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and

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                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
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dividends and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is constructed stock by stock, an investment approach Wellington Management refers to as "bottom up." However, in constructing the fund's portfolio Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking.

THE HARTFORD STOCK FUND


INVESTMENT GOAL. The Hartford Stock Fund seeks long-term growth of capital, with income as a secondary consideration.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high-quality companies. The key characteristics of high-quality companies favored by the fund include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position. Many of the companies in which the fund invests have a history of paying dividends and are expected to continue paying dividends in the future. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund invests in a diversified portfolio of primarily equity securities using a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends, and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.

     - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

THE HARTFORD TOTAL RETURN BOND FUND


INVESTMENT GOAL. The Hartford Total Return Bond Fund seeks a competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 30% of its total assets in securities rated in the highest category of below investment grade bonds (securities rated "Ba" by Moody's or "BB" by S&P) or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality. Securities rated below investment grade are commonly referred to as "junk bonds".

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to

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purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a total return perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.


For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 190%.


THE HARTFORD VALUE FUND


INVESTMENT GOAL.  The Hartford Value Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $3 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.


The fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and estimated below-average price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked company with sound fundamentals. Holdings are frequently in viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and which sell at estimated below-average price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to economic analysis in establishing sector and industry weightings. The portfolio employs what is often called a "bottom up" approach, which is the use of fundamental analysis to select specific securities from a variety of industries.


THE HARTFORD VALUE OPPORTUNITIES FUND


INVESTMENT GOAL. The Hartford Value Opportunities Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, issuer's earnings power and growth potential. Stocks are selected whose issuers have the most compelling blend of the following attributes:

     -  high fundamental investment value,

     -  strong management team, and

     -  strong industry position.

INVESTMENT RISKS GENERALLY



Many factors affect each fund's performance. Each fund's share price changes daily based on the performance of the Underlying Funds in which it invests. The ability of each fund to meet its investment goal (or objective) is directly related to its target asset allocation among the Underlying Funds and the ability of those Underlying Funds to meet their investment goals (or objectives). There is no assurance that a fund will achieve its investment goal (or objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.



In pursuing the investment goals (or objectives), each of the Underlying Funds is permitted a wide range of investment techniques. The Underlying


 24                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------


Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Underlying Funds. Further information about the Underlying Funds is contained in the prospectuses of such funds. Because each fund invests in the Underlying Funds, the Underlying Funds' portfolio management strategies and the attendant risks will affect shareholders of each fund in direct proportion to the amount of assets the fund allocates to each Underlying Fund.



The different types of securities, investments, and investment techniques used by each Underlying Fund, in which a fund may invest, all have attendant risks of varying degrees. For example, with respect to equity securities, in which all funds, except for Income Allocation Fund, may invest (through certain Underlying Funds) as part of their principal investment strategy, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which all funds, except for Aggressive Growth Allocation Fund, may invest (through certain Underlying Funds) as part of their principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds, through certain of the Underlying Funds, entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES


Although not a principal investment strategy, each fund, through certain of the Underlying Funds, may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques permit a fund, through an Underlying Fund, to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging an Underlying Fund's portfolio investments. Hedging techniques may not always be available to the Underlying Funds, and it may not always be feasible for an Underlying Fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund, through an Underlying Fund, could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Underlying Fund's manager expected. As a result, the use of these techniques may result in losses to an Underlying Fund or increase volatility in an Underlying Fund's performance, and therefore may result in losses to a fund or increase volatility in a fund. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS



The funds, through certain of the Underlying Funds, may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy. Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other


THE HARTFORD MUTUAL FUNDS                                                     25

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of an Underlying Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund, through an Underlying Fund, due to subsequent declines in value of the portfolio investment or, if the Underlying Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, through an Underlying Fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS



The funds, through certain of the Underlying Funds, may invest in emerging markets, but not as part of their principal investment strategy. The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds, through certain of the Underlying Funds, may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.


SMALL CAPITALIZATION COMPANIES



Aggressive Growth Allocation Fund, Growth Allocation Fund, Balanced Allocation Fund and Conservative Allocation Fund, through certain of the Underlying Funds, may invest in securities of small capitalization companies, but not as part of their principal investment strategy. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.


ABOUT EACH FUND'S INVESTMENT GOAL


Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES



The funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders, and


 26                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------


therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.


TERMS USED IN THIS PROSPECTUS


Equity Securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


Each fund, through an Underlying Fund, may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address and phone number).

THE HARTFORD MUTUAL FUNDS                                                     27

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER



Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to each fund and to each Underlying Fund. HIFSCO is a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $225.9 billion in assets as of December 31, 2003. At the same time, HIFSCO had over $20.8 billion in assets under management. HIFSCO is responsible for the management of each fund, administers the asset allocation program for each fund and supervises the activities of the investment sub-advisers to each of the Underlying Funds described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089. Ibbotson serves as a consultant to HIFSCO with respect to selecting the Underlying Funds and each fund's asset allocations among the Underlying Funds. Ibbotson, one of the premier firms in designing asset allocation-based investment strategies, is principally located at 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601.


THE INVESTMENT SUB-ADVISERS


The funds do not have a sub-adviser.

Wellington Management Company, LLP is the investment sub-adviser to each of the Underlying Funds, other than those subadvised by Hartford Investment Management. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2003, Wellington Management had investment management authority over approximately $394 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the following Underlying Funds: High Yield Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund and Total Return Bond Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2003, Hartford Investment Management had investment management authority over approximately $32.4 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

MANAGEMENT FEES


Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value. Each fund's annual management fee rate is 0.20% of its average daily net assets.


Because each fund will not have commenced operations until May 28, 2004, information is not available regarding fees paid by the funds to HIFSCO.


PORTFOLIO MANAGERS OF THE FUNDS



The following persons have had primary responsibility for the day-to-day management of each fund since its commencement of operations on May 28, 2004.


AGGRESSIVE GROWTH ALLOCATION FUND, GROWTH ALLOCATION FUND, BALANCED ALLOCATION FUND, CONSERVATIVE ALLOCATION FUND AND INCOME ALLOCATION FUND The funds are co-managed by William H. Davison, Jr. and Christopher Hanlon.


William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as co-portfolio manager of the funds since their commencement of operations on May 28, 2004. Mr. Davison, an investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time.



Christopher Hanlon, Senior Vice President of Hartford Investment Management, has served as co-portfolio manager of the funds since their commencement of operations on May 28, 2004. Mr. Hanlon joined Hartford Investment Management in 1988 and has been an investment professional involved in trading and portfolio management since that time.


 28                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $250,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.


CLASS A

- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".


- Distribution and service (12b-1) fees of 0.25%.(1)



(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.


CLASS B


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


- 1% front-end sales charge.

- Distribution and service (12b-1) fees of 1.00%.

- A 1% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

ALL FUNDS, EXCEPT FOR INCOME ALLOCATION FUND

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        5.50%       5.82%          4.75%
$ 50,000 -- $ 99,999     4.50%       4.71%          4.00%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

INCOME ALLOCATION FUND

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        4.50%       4.71%          3.75%
$ 50,000 -- $ 99,999     4.00%       4.17%          3.50%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last five

THE HARTFORD MUTUAL FUNDS                                                     29

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

YEARS AFTER
PURCHASE                                     CDSC
1st year                                     5.00%
2nd year                                     4.00%
3rd year                                     3.00%
4th year                                     3.00%
5th year                                     2.00%
6th year                                     1.00%

CLASS C sales charges for all funds, regardless of the amount that is being purchased, are as follows:

FRONT-END SALES CHARGE


                            DEALER
                          COMMISSION
AS A % OF     AS A %     AS PERCENTAGE
OFFERING      OF NET      OF OFFERING
  PRICE     INVESTMENT       PRICE
              1.01%          1.00%
  1.00%

YEARS AFTER
PURCHASE                                     CDSC
1st year                                     1.00%
After 1 year                                  None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies the fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner:


- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of the funds (including The Hartford Money Market Fund, which, like the other Hartford Mutual Funds not discussed herein, is offered through a separate prospectus) you or members of your family already own to the amount of your next Class A investment for purposes of calculating the sales charge. In addition, if you are a natural person who owns certain annuities or variable life insurance products that are issued by entities associated with The Hartford, the current account value of your contract or policy will be included. The eligible annuity and life insurance products are discussed in the funds' SAI. Participants in retirement plans receive breakpoints at the plan level. You must notify your broker, and your broker must notify the funds, that you are eligible for this privilege each time you make a purchase.


- LETTER OF INTENT -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

 30                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives,

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,



- present or former officers, directors and employees (and their families) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates,


- retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,


- individuals purchasing shares with the proceeds from an eligible rollover distribution from a Hartford Life Insurance Company variable annuity contract or funding agreement within a 457, 403(b) or governmental 401 plan,

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

- one or more members of a group (including spouses and dependent children) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).


The 1% CDSC indicated above also may be waived where the distributor does not compensate the broker for the sale.



CLASS C shares may be purchased without a front-end sales charge when purchased through a broker-dealer that has entered into an agreement with the distributor to waive this charge. See the SAI for a listing of those broker-dealer firms that have entered into such agreements.



ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the funds' shares ("Additional Payments") based on a number of factors described in the funds' SAI. This additional compensation is not paid directly by you.



With the exception of certain compensation arrangements specifically discussed in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the funds attributable to a particular Financial Intermediary. Please refer to the SAI for a listing of Financial Intermediaries to whom the distributor makes such Additional Payments. Separate Additional Payments may also be made in connection with the sale and distribution of the funds' shares in such forms as, among others, "due diligence" payments and "marketing support" fees ("Negotiated Additional Amounts"), as discussed in greater detail in the SAI. These Negotiated Additional Amounts paid to Financial Intermediaries in connection with the sale and distribution of the funds' shares may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor. Because the Funds will not have commenced operations until May 28, 2004, there is no information regarding Additional Payments, including Negotiated Additional Amounts, paid by the distributor or its affiliates to Financial Intermediaries.


THE HARTFORD MUTUAL FUNDS                                                     31

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

OPENING AN ACCOUNT



IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: when you open an account, you will be asked to provide your name, address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.


NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

     -  non-retirement accounts: $1,000 per fund

     -  retirement accounts: $1,000 per fund

     - Automatic Investment Plans: $50 to open; you must invest at least $50 in each fund per month

     -  subsequent investments: $50 per fund

Minimum investment amounts may be waived for certain retirement accounts including IRAs and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                      1-888-843-7824
                 P.O. BOX 64387
            ST. PAUL, MN 55164-0387                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 32                                                    THE HARTFORD MUTUAL FUNDS

                                                          BUYING SHARES

                             OPENING AN ACCOUNT                                  ADDING TO AN ACCOUNT

 BY CHECK

              - Make out a check for the investment amount,        - Make out a check for the investment amount,
  [CHECK        payable to "The Hartford Mutual Funds".              payable to "The Hartford Mutual Funds".
  GRAPHIC]    - Deliver the check and your completed               - Fill out the detachable investment slip from an
                application to your financial representative,        account statement. If no slip is available,
                plan administrator or mail to the address            include a note specifying the fund name, your
                listed below.                                        share class, your account number and the
                                                                     name(s) in which the account is registered.
                                                                   - Deliver the check and your investment slip or
                                                                     note to your financial representative, plan
                                                                     administrator or mail to the address listed
                                                                     below.



 BY EXCHANGE

              - Call your financial representative, plan           - Call your financial representative, plan
  [ARROW        administrator or the transfer agent at the           administrator or the transfer agent at the
  GRAPHIC]      number below to request an exchange. The             number below to request an exchange. The
                minimum exchange amount is $500 per fund.            minimum exchange amount is $500 per fund.

 BY WIRE

              - Deliver your completed application to your         - Instruct your bank to wire the amount of your
  [WIRE         financial representative, or mail it to the          investment to:
  GRAPHIC]      address below.                                         U.S. Bank National Association
              - Obtain your account number by calling your           ABA #091000022, credit account no:
                financial representative or the phone number         1-702-2514-1341
                below.                                               The Hartford Mutual Funds Purchase Account
              - Instruct your bank to wire the amount of your        For further credit to: (your name)
                investment to:                                       Hartford Mutual Funds Account Number:
                  U.S. Bank National Association                     (your account number)
                  ABA #091000022, credit account no:                 Specify the fund name, your share class, your
                  1-702-2514-1341                                    account number and the name(s) in which the
                  The Hartford Mutual Funds Purchase Account         account is registered. Your bank may charge a
                  For further credit to: (your name)                 fee to wire funds.
                  Hartford Mutual Funds Account Number:
                  (your account number)
                Specify the fund name, your choice of share
                class, the new account number and the name(s)
                in which the account is registered. Your bank
                may charge a fee to wire funds.

 BY PHONE

              - See "By Wire" and "By Exchange"                    - Verify that your bank or credit union is a
  [PHONE                                                             member of the Automated Clearing House (ACH)
  GRAPHIC]                                                           system.
                                                                   - Complete the "Telephone Exchanges and Telephone
                                                                     Redemption" and "Bank Account or Credit Union
                                                                     Information" sections on your account
                                                                     application.
                                                                   - Call the transfer agent at the number below to
                                                                     verify that these features are in place on your
                                                                     account.
                                                                   - Tell the transfer agent representative the fund
                                                                     name, your share class, your account number,
                                                                     the name(s) in which the account is registered
                                                                     and the amount of your investment.

To open or add to an account using the Automatic Investment Plan, see "Additional Investor Services".

                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                      1-888-843-7824
                 P.O. BOX 64387
            ST. PAUL, MN 55164-0387                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     33

SELLING SHARES


 BY LETTER
                - Write a letter of instruction or complete a power of
  [LETTER         attorney indicating the fund name, your share class, your
  GRAPHIC]        account number, the name(s) in which the account is
                  registered and the dollar value or number of shares you
                  wish to sell.
                - Include all signatures and any additional documents that may be required (see next page).
                - Mail the materials to the address below or to your plan
                  administrator.
                - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                  letter of instruction. Overnight delivery may be requested for a nominal fee (currently $10) which will be deducted
                  from redemption proceeds.
 BY PHONE
                - Restricted to sales of up to $50,000 in any 7-day period.
  [PHONE        - To place your order with a representative, call the
  GRAPHIC]        transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 8 A.M. and 6 P.M.
                  Eastern Time (between 7 A.M. and 5 P.M. Central Time) on
                  Friday. Orders received after 4 P.M. Eastern Time (3 P.M.
                  Central Time) will receive the next business day's
                  offering price.
                - For automated service 24 hours a day using your touch-tone phone, call the number below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                - Fill out the "Telephone Exchanges and Telephone
  [COMPUTER       Redemption" and "Bank Account or Credit Union Information"
  GRAPHIC]        sections of your new account application.
                - Call the transfer agent to verify that the telephone
                  redemption privilege is in place on an account, or to
                  request the forms to add it to an existing account.
                - Generally, amounts of $1,000 or more will be wired on the next business day. Your bank may charge a fee for this
                  service.
                - Amounts of less than $1,000 may be sent by EFT or by
                  check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.
                - Phone requests are limited to amounts up to $50,000 in a
                  7-day period.
 BY EXCHANGE
                - Obtain a current prospectus for the fund into which you
  [ARROW          are exchanging by calling your financial representative or
  GRAPHIC]        the transfer agent at the number below.
                - Call your financial representative or the transfer agent to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional
Investor Services".

                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                      1-888-843-7824
                 P.O. BOX 64387
            ST. PAUL, MN 55164-0387                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 34                                                    THE HARTFORD MUTUAL FUNDS

                                              SELLING SHARES IN WRITING

 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by a check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a signature guarantee.
  Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.
 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER
    OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
    ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signatures and titles of all persons
                  authorized to sign for the account, exactly as the account is registered.
                - Signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction.
                - Corporate resolution, certified within the past twelve
                  months.
                - On the letter and the resolution, the signature of the
                  person(s) authorized to sign for the account.
                - Signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Signature guarantee if applicable (see above).
    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Copy of death certificate.
                - Signature guarantee if applicable (see above).
    EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the
                  past twelve months.
                - Signature guarantee if applicable (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.

                         ADDRESS:                                                   PHONE NUMBER:
                 THE HARTFORD MUTUAL FUNDS                                         1-888-843-7824
                      P.O. BOX 64387
                  ST. PAUL, MN 55164-0387                         OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     35

TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4 p.m. Eastern Time). The assets of each fund consist primarily of shares of the Underlying Funds, which are valued at their respective NAVs. Except for the Underlying Fund which is a money market fund, the Underlying Funds use market prices in valuing portfolio securities, but may use fair value estimates, as determined under procedures established by the Underlying Funds' applicable Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by an Underlying Fund when current market values are unavailable or when an event occurs after the close of the exchange on which the Underlying Fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using prevailing exchange rates. Debt securities (other than short-term obligations) held by each fund, through an Underlying Fund (other than the Underlying Fund which is a money market fund), are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by each Underlying Funds' applicable Board of Directors. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The assets of the Underlying Fund which is a money market fund, and investments of the other Underlying Funds that will mature in 60 days or less, are valued at amortized cost, which approximates market value.


Certain funds, through an Underlying Fund, may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when a fund and an Underlying Fund do not compute their net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of the fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares.


BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

EXECUTION OF REQUESTS


Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is complete (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

 36                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

EXCHANGES


You may exchange shares of one fund for shares of the same class of any other fund. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS


The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Because excessive account transactions can disrupt the management of the funds, negatively affect the funds' performance and increase transaction costs for all shareholders, the funds limit account activity as follows:

- you may make no more than two substantive exchanges out of the same fund in any 90 day period (excluding automatic programs);

- the funds may refuse a share purchase at any time, for any reason;

- the funds may revoke an investor's exchange privilege at any time, for any reason.

"Substantive" means a dollar amount that the funds determine, in their sole discretion, could adversely affect the management of the funds.

Some investors purchase or sell shares of the funds through financial intermediaries and omnibus accounts that aggregate the orders of several investors and forward the aggregate orders to the funds. Because the funds receive aggregate purchase and sales orders from the financial intermediaries and omnibus accounts, the funds cannot always know or reasonably detect excessive trading by investors that enter orders through these intermediaries or omnibus accounts.

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS (NON-RETIREMENT ONLY)


If the total value of your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

THE HARTFORD MUTUAL FUNDS                                                     37

TRANSACTION POLICIES
--------------------------------------------------------------------------------

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099-DIV tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net income and capital gains to shareholders at least once a year. Except as noted below, dividends from net investment income of the funds are normally declared and paid annually. Dividends from the net investment income of the Balanced Allocation Fund and Conservative Allocation Fund are declared and paid quarterly. Dividends from the net investment income of the Income Allocation Fund are declared and paid monthly. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive monthly/quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. Distributions received by a fund from an Underlying Fund generally will be treated as ordinary income of the fund, if paid from the Underlying Fund's ordinary income or short-term capital gains. Distributions paid from an Underlying Fund's long-term capital gains, however, generally will be treated by a fund as long-term capital gains. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund, through an Underlying Fund, to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

 38                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

ADDITIONAL INVESTOR SERVICES



ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE (ACH) allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.


AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.

- If you are using AIP to open an account, make out a check ($50 minimum per fund) for your first investment amount payable to "The Hartford Mutual Funds." Deliver your check and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of another fund. To establish:

- Fill out the relevant part of the account application.

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of another fund. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee will be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

THE HARTFORD MUTUAL FUNDS                                                     39

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Because each fund will not have commenced operations until May 28, 2004, no financial highlight information is available for any fund.


 40                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.
When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

THE HARTFORD MUTUAL FUNDS                                                     41

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                 (HEREIN CALLED "WE, OUR, AND US") (CONTINUED)

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.
PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

 42                                                    THE HARTFORD MUTUAL FUNDS

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                            FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS



Additional information about each fund will be contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that will have significantly affected that fund's performance during the last fiscal year, as well as the auditor's report. Because each fund will not have commenced operations until May 28, 2004, the funds have not yet delivered an annual or semi-annual report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the funds.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (which means it is legally a part of) this prospectus.

To request a free copy of the current SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:
The Hartford Mutual Funds, Inc. 811-07589

                       STATEMENT OF ADDITIONAL INFORMATION

                         THE HARTFORD MUTUAL FUNDS, INC.
                       CLASS A, CLASS B AND CLASS C SHARES

                 THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND
                       THE HARTFORD GROWTH ALLOCATION FUND
                      THE HARTFORD BALANCED ALLOCATION FUND
                    THE HARTFORD CONSERVATIVE ALLOCATION FUND
                       THE HARTFORD INCOME ALLOCATION FUND

                                 P.O. Box 64387
                            St. Paul, MN 55164-0387

This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the prospectus for the Funds. A free copy of the prospectus is available upon request by writing to: The Hartford Mutual Funds,
P. O. Box 64387, St. Paul, MN 55164-0387, or by calling 1-888-843-7824.


Date of Prospectus: May 19, 2004
Date of Statement of Additional Information: May 19, 2004

TABLE OF CONTENTS                                                               PAGE
GENERAL INFORMATION................................................................1
INVESTMENT OBJECTIVES AND POLICIES.................................................2
FUND MANAGEMENT...................................................................19
INVESTMENT MANAGEMENT ARRANGEMENTS................................................30
PORTFOLIO TRANSACTIONS AND BROKERAGE..............................................31
FUND EXPENSES.....................................................................32
DISTRIBUTION ARRANGEMENTS.........................................................33
PURCHASE AND REDEMPTION OF SHARES.................................................37
DETERMINATION OF NET ASSET VALUE..................................................40
CAPITALIZATION AND VOTING RIGHTS..................................................41
INVESTMENT PERFORMANCE............................................................42
TAXES.............................................................................49
PRINCIPAL UNDERWRITER.............................................................53
CUSTODIAN.........................................................................53
TRANSFER AGENT....................................................................53
INDEPENDENT AUDITORS..............................................................53
OTHER INFORMATION.................................................................53
PROXY VOTING POLICIES AND PROCEDURES..............................................53
FINANCIAL STATEMENTS..............................................................54

APPENDIX.........................................................................A-1

                               GENERAL INFORMATION


         The Hartford Mutual Funds, Inc. (the "Company") is an open-end management investment company consisting of thirty-five separate investment portfolios or mutual funds. This SAI relates to all of the funds listed on the front cover page (each, a "Fund" and together, the "Funds"). The Company was organized as a Maryland corporation on March 21, 1996. The Company issues separate series of shares of stock for each Fund representing a fractional undivided interest in that Fund. Each Fund issues shares in three different classes: Class A, Class B and Class C. Class A, Class B and Class C shares are offered through one prospectus describing those classes. This SAI relates to Class A, Class B and Class C shares. Each Fund is a diversified fund. Each Fund is a "fund of funds," and diversifies its assets by investing, at present, in the Class Y shares of several other Hartford Mutual Funds (as listed below and as identified under sub-heading "D. Investment Objectives of the Funds," the "Underlying Funds").


         Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager and principal underwriter to each Fund. HIFSCO is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $225.9 billion in assets as of December 31, 2003. HIFSCO is also the investment manager to each of the Underlying Funds. In addition, Wellington Management Company LLP ("Wellington Management") and Hartford Investment Management Company ("Hartford Investment Management") are sub-advisers to the Underlying Funds and provide the day-to-day investment management of the Underlying Funds. Hartford Investment Management is a wholly-owned subsidiary of The Hartford.


         The commencement of operations date for each Fund is May 28, 2004.


         The Underlying Funds in which the Funds currently invest began operations on the following dates indicated below:


The Hartford Capital Appreciation Fund                      July 22, 1996
The Hartford Disciplined Equity Fund                        April 30, 1998
The Hartford Dividend and Growth Fund                       July 22, 1996
The Hartford Global Leaders Fund                            September 30, 1998
The Hartford Growth Fund                                    June 8, 1949
The Hartford Growth Opportunities Fund                      March 31, 1963
The Hartford High Yield Fund                                September 30, 1998
The Hartford Inflation Plus Fund                            October 31, 2002
The Hartford International Capital Appreciation Fund        April 30, 2001
The Hartford MidCap Value Fund                              April 30, 2001
The Hartford Money Market Fund                              July 22, 1996
The Hartford Short Duration Fund                            October 31, 2002
The Hartford Small Company Fund                             July 22, 1996
The Hartford SmallCap Growth Fund                           January 4, 1988
The Hartford Stock Fund                                     July 22, 1996
The Hartford Total Return Bond Fund                         July 22, 1996
The Hartford Value Fund                                     April 30, 2001
The Hartford Value Opportunities Fund                       January 2, 1996


         The Hartford also sponsors a family of mutual funds that are primarily used as investment options for variable annuity contracts and variable life insurance contracts issued by Hartford Life Insurance Company ("Hartford Life") and its affiliates, for other insurance companies, and for certain retirement plans. HL Investment Advisors, LLC ("HL Advisors"), an affiliate of The Hartford, is the investment adviser to that family of funds.

                       INVESTMENT OBJECTIVES AND POLICIES


         With respect to percentage restrictions on investments described in this SAI or in the prospectus, if such percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of such restrictions.


A.       FUNDAMENTAL RESTRICTIONS OF THE FUNDS

         Each Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the prospectuses and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of a Fund (or a class of the outstanding shares of a Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or class) are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund (or of the class).

         Each Fund has elected to be classified as a diversified series of an open-end management investment company.

         The investment objective and principal investment strategies of each Fund are set forth in the prospectus. Set forth below are the fundamental investment restrictions and policies applicable to each Fund followed by the principal non-fundamental restrictions and policies applicable to each Fund.

         Each Fund will not:

         1. Borrow money or issue any class of senior securities, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

         2. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry; except that the Fund may invest more than 25% of its assets in any one Underlying Fund.

         3. Make loans, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

         4. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

         5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

         6. Purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.


         With respect to investment restriction number 2, in accordance with each Fund's investment program as set forth in the prospectus, a Fund may invest more than 25% of its assets in any one Underlying Fund. Each Fund treats the assets of the Underlying Funds in which it invests as its own for purposes of this restriction. Each of the Underlying Funds will not concentrate more than 25% of its total assets in any one industry.

         For each Fund, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the foregoing restrictions.


         Notwithstanding the foregoing investment restrictions, the Underlying Funds in which the Funds may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a Fund to engage indirectly in investment strategies that may be prohibited under the investment restrictions listed above. The investment restrictions of each Underlying Fund are set forth in the SAI for the Underlying Funds.


B.       NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

         The following restrictions are designated as non-fundamental and may be changed by the board of directors without the approval of shareholders.

         Each Fund may not:

         1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements, reverse repurchase agreements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

         2. Purchase any securities on margin (except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

         3. Purchase securities while outstanding borrowings exceed 5% of the Fund's total assets, except for temporary or emergency purposes. Reverse repurchase agreements, dollar rolls, securities lending, or other investments or transactions described in the Fund's registration statement are not deemed to be borrowings for purposes of this restriction.

         4.       Sell securities short except for short sales against the box.


         5. Invest more than 15% of the Fund's net assets in illiquid securities.



         6. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of the Fund's total assets.

         For each Fund, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the foregoing restrictions.


         Notwithstanding the foregoing investment restrictions, the Underlying Funds in which the Funds may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a Fund to engage indirectly in investment strategies that may be prohibited under the investment restrictions listed above. The investment restrictions of each Underlying Fund are set forth in the SAI for the Underlying Funds.

C.       NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUNDS

         Each Fund must:

         1. Maintain its assets so that, at the close of each quarter of its taxable year,

                  (a) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5 percent of the fair market value of the Fund's total assets and 10 percent of the outstanding voting securities of such issuer,

                  (b) no more than 25 percent of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

         These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the board of directors to the extent appropriate in light of changes to applicable tax law requirements.

D.       INVESTMENT OBJECTIVES OF THE FUNDS


         The Funds are professionally managed funds which allocate their assets in a combination of other Hartford Mutual Funds: domestic and international funds and fixed income funds (Underlying Funds). The Funds differ primarily due to their asset allocation among these fund types.


         The investment objectives of the Funds are as follows:

         Aggressive Growth Allocation Fund: the Fund seeks long-term capital appreciation. The Fund seeks its goal through investment in a combination of domestic and international equity funds, with a greater focus on small cap and international funds relative to the other Funds.

         Growth Allocation Fund: the Fund seeks long-term capital appreciation. The Fund seeks its goal through investment in a combination of domestic and international equity funds, with a small portion of assets in fixed income funds.

         Balanced Allocation Fund: the Fund seeks long-term capital appreciation and income. The Fund seeks its goal through investment in a combination of domestic and international equity funds and fixed income funds.

         Conservative Allocation Fund: the Fund seeks current income and long-term capital appreciation. The Fund seeks its goal through investment in a combination of funds, primarily made up of fixed income funds, with a smaller allocation to equity funds.

         Income Allocation Fund: the Fund seeks current income and, as a secondary objective, capital preservation. The Fund seeks its goals through investment in a combination of fixed income funds.

         Each Fund's investment performance and its ability to achieve its investment objective is directly related to the performance of the Underlying Funds in which it invests. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets the Fund allocates to the Underlying Fund pursuing such strategies. The investment objectives and principal investment strategies of the Underlying Funds are described in the Funds' prospectus as well as the prospectus of the Underlying Funds. To request a copy of the prospectus for an Underlying Fund, contact The Hartford Mutual Funds at 1-888-843-7824.

         The following is a list of the Underlying Funds in which the Funds may invest.


        AGGRESSIVE GROWTH                          GROWTH                              BALANCED
         ALLOCATION FUND                      ALLOCATION FUND                      ALLOCATION FUND
----------------------------------   ----------------------------------   ----------------------------------
Hartford Capital Appreciation Fund   Hartford Capital Appreciation Fund   Hartford Capital Appreciation Fund
Hartford Disciplined Equity Fund     Hartford Disciplined Equity Fund     Hartford Disciplined Equity Fund
Hartford Dividend and Growth Fund    Hartford Dividend and Growth Fund    Hartford Dividend and Growth Fund
Hartford Global Leaders Fund         Hartford Global Leaders Fund         Hartford Global Leaders Fund
Hartford Growth Fund                 Hartford Growth Fund                 Hartford Growth Fund
Hartford Growth Opportunities Fund   Hartford Growth Opportunities Fund   Hartford High Yield Fund
Hartford International Capital       Hartford Inflation Plus Fund         Hartford Inflation Plus Fund
   Appreciation Fund
Hartford Small Company Fund          Hartford International Capital       Hartford International Capital
                                        Appreciation Fund                     Appreciation Fund
Hartford SmallCap Growth Fund                                             Hartford MidCap Value Fund
Hartford Value Fund                  Hartford MidCap Value Fund           Hartford Money Market Fund
Hartford Value Opportunities Fund    Hartford Short Duration Fund         Hartford Short Duration Fund
                                     Hartford Small Company Fund          Hartford Small Company Fund
                                     Hartford SmallCap Growth Fund        Hartford Stock Fund
                                     Hartford Total Return Bond Fund      Hartford Total Return Bond Fund
                                     Hartford Value Fund                  Hartford Value Fund
                                     Hartford Value Opportunities Fund    Hartford Value Opportunities Fund



           CONSERVATIVE                           INCOME
         ALLOCATION FUND                      ALLOCATION FUND
----------------------------------   --------------------------------
Hartford Capital Appreciation Fund   Hartford High Yield Fund
Hartford Global Leaders Fund         Hartford Inflation Plus Fund
Hartford Growth Fund                 Hartford Money Market Fund
Hartford High Yield Fund             Hartford Short Duration Fund
Hartford Inflation Plus Fund         Hartford Total Return Bond Fund
Hartford International Capital
   Appreciation Fund
Hartford MidCap Value Fund
Hartford Money Market Fund
Hartford Short Duration Fund
Hartford Stock Fund
Hartford Total Return Bond Fund
Hartford Value Opportunities Fund


E.       MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS OF THE UNDERLYING FUNDS

         The principal investment strategies for each Fund are discussed in the Fund's prospectus. As stated above, because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets the Fund allocates to the Underlying Fund pursuing such strategies. Accordingly, each Fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The principal investment strategies of the Underlying Funds are described in the Funds' prospectus as well as the prospectus of the Underlying Funds. A further description of certain investment strategies used by various Underlying Funds is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

         Certain descriptions in the prospectuses of the Funds and the Underlying Funds and in this SAI of a particular investment practice or technique in which the Underlying Funds may engage or a financial instrument which the Underlying Funds may purchase are meant to describe the spectrum of investments that an Underlying Fund's subadviser, in its discretion, might, but is not required to, use in managing the Underlying Fund's portfolio assets in accordance with the Underlying Fund's investment objective, policies and restrictions. The subadviser, in its discretion, may employ such practice, technique or instrument for one or more Underlying Funds, but not for all Underlying Funds for which it serves as subadviser. It is possible that certain types of financial instruments or techniques may not be available, permissible or effective for their intended purposes in all markets.

         MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES In addition to the Money Market Fund, which may hold cash and invest in money market instruments at any time, all other Underlying Funds may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by Hartford Investment Management or Wellington Management, subject to the overall supervision of HIFSCO. The Underlying Funds may invest up to 100% of their total assets in cash or money market instruments only for temporary defensive purposes.

         Money market instruments include, but are not limited to: (1) banker's acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements.

         REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by an Underlying Fund to the seller. The resale price by the Underlying Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

         Each Underlying Fund is permitted to enter into fully collateralized repurchase agreements. The Company's board of directors has delegated to Hartford Investment Management and Wellington Management the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Underlying Funds will engage in repurchase agreements.

         Hartford Investment Management or Wellington Management will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, an Underlying Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In the event the seller commences bankruptcy proceedings, a court may characterize the transaction as a loan. If an Underlying Fund has not perfected a security interest in the security, the Underlying Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As an unsecured creditor, the Underlying Fund could lose some or all of the principal and interest involved in the transaction.

         REVERSE REPURCHASE AGREEMENTS Each Underlying Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by an Underlying Fund of portfolio assets concurrently with an agreement by an Underlying Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which an Underlying Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by an Underlying Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of an Underlying Fund and, therefore, increases the possibility of fluctuation in an Underlying Fund's net asset value.

         INFLATION-PROTECTED DEBT SECURITIES Each Underlying Fund may invest in inflation-protected debt securities. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the security. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

         If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original security principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities, even during a period of deflation. However, the current market value of the securities is not guaranteed, and will fluctuate. The Underlying Funds may also invest in other inflation related securities which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.

         While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure.

         The periodic adjustment of U.S. inflation-protected debt securities is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is an index of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected debt securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

         Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

         DEBT SECURITIES Each Underlying Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities, (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers), (3) asset-backed securities, (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's"), (5) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers, and (6) commercial mortgage-backed securities.

         INVESTMENT GRADE DEBT SECURITIES The Money Market Fund is permitted to invest only in high quality, short term instruments as determined by Rule 2a-7 under the 1940 Act. Each of the other Underlying Funds is permitted to invest in debt securities rated within the four highest rating categories (e.g., "Aaa", "Aa", "A" or "Baa" by Moody's Investors Service, Inc. ("Moody's") or "AAA", "AA", "A" or "BBB" by Standard and Poor's Corporation ("S&P") (or, if unrated, securities of comparable quality as determined by Hartford Investment Management or Wellington Management). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If an Underlying Fund is authorized to invest in a certain rating category, the Underlying Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, Hartford Investment Management or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (e.g., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by Hartford Investment Management or Wellington Management) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics. To the extent that an Underlying Fund invests in higher-grade securities, the Underlying Fund may not be able to avail itself of opportunities for higher income which may be available at lower grades.

         HIGH YIELD-HIGH RISK DEBT SECURITIES The Total Return Bond Fund is permitted to invest up to 30% of its total assets in securities rated in the highest level below investment grade (e.g., "Ba" for Moody's or "BB" by S&P), or if unrated, securities determined to be of comparable quality by Hartford Investment Management. The

Inflation Plus Fund is permitted to invest up to 20% of its net assets in fixed income securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch or of comparable quality if not rated. Although the High Yield Fund is permitted to invest up to 100% of its total assets in securities rated below investment grade, no more than 10% of total assets will be invested in securities rated below "B3" by Moody's or "B-" by S&P, or if unrated, determined to be of comparable quality by Hartford Investment Management. Each of the other Underlying Funds, except Money Market Fund and Short Duration Fund, is permitted to invest up to 5% of its total assets in fixed income securities rated as low as "C" by Moody's or "CC" by S&P or of comparable quality if not rated.

         Securities rated below investment grade are commonly referred to as "high yield-high risk debt securities" or "junk bonds". Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3", "Ba2" and "Ba1". Likewise the S&P rating category of "BB" includes "BB+", "BB" and "BB-". If an Underlying Fund is authorized to invest in a certain rating category, the Underlying Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Descriptions of the debt securities ratings system, including their speculative characteristics attributable to each ratings category, are set forth as an appendix to this SAI. These securities generally entail greater risk (including the possibility of default or bankruptcy of the issuer), involve greater volatility of price and risk to principal and income, and may be less liquid than securities in higher rating categories. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by an Underlying Fund with a commensurate effect on the value of the Underlying Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, Hartford Investment Management or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

         MORTGAGE-RELATED SECURITIES The mortgage-related securities in which each Underlying Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the Underlying Funds) by various governmental, government-related and private organizations. The Underlying Funds may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of an Underlying Fund's shares.

         The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk and the risk that the underlying loans may not be repaid. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If an Underlying Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an Underlying Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by an Underlying Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

         The mortgage securities in which an Underlying Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (e.g., an Underlying Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

         Mortgage-related securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-related securities are referred to herein as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risk and evaluating them requires special knowledge.

         CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

         Certain classes of CMOs and other mortgage-related securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

         ASSET-BACKED SECURITIES Each Underlying Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. The Underlying Funds may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. Not all asset-backed securities have the benefit of a security interest in the underlying asset. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed, thereby reducing the balance due. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         MUNICIPAL SECURITIES Money Market Fund may invest in municipal securities. Municipal securities include primarily debt obligations of the states, their agencies, universities, boards, authorities and political subdivisions (for example, cities, towns, counties, school districts, authorities and commissions) issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, jails, mass transportation, nursing homes, parks, public buildings, recreational facilities, school facilities, streets and water and sewer works. Other public purposes for which municipal securities may be issued include the refunding of outstanding obligations, the anticipation of taxes or state aids, the payment of judgments, the funding of student loans, community redevelopment, district heating, the purchase of street maintenance and firefighting equipment, or any authorized corporate purpose of the issuer except for the payment of current expenses. Certain types of industrial development bonds may be issued by or on behalf of public corporations to finance privately operated housing facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. In addition, structured securities, such as tobacco bonds, may be issued by municipal entities to securitize future payment streams. Such obligations are included within the term municipal securities if the interest payable thereon is, in the opinion of bond counsel, exempt from federal income taxation. Certain types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial, commercial or office facilities constitute municipal securities, although current federal income tax laws place substantial limitations on the size of such issues.

         The two principal classifications of municipal securities are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or revenue source. The characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source, such as the user of the facility. Industrial development bonds are in most cases limited obligation bonds payable solely from specific revenues of the project to be financed, pledged to their payment. The credit quality of industrial development bonds is usually directly related to the credit standing of the user of the facilities (or the credit standing of a third-party guarantor or other credit enhancement participant, if any). There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, depending on various factors. (See Appendix.)

         The yields on municipal securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of the various rating agencies represent their opinions as to the quality of the municipal securities which they undertake to rate. It should be emphasized, however, that ratings are general, not absolute, standards of quality. Consequently, municipal securities of the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield.

         For the purpose of diversification under the 1940 Act, the identification of the issuer of a municipal security depends on the terms and conditions of the security. If a state or a political subdivision of such state pledges its full faith and credit to payment of a security, the state or the political subdivision, respectively, will be deemed the sole issuer of the security. If the assets and revenues of an agency, authority or instrumentality of the state or a political subdivision are separate from those of the state or political subdivision and the security is backed only by the assets and revenues of the agency, authority or instrumentality, such agency, authority or instrumentality will be deemed to be the sole issuer. Moreover, if the security is backed only by revenues of an enterprise or specific projects of the state, a political subdivision or agency, authority or instrumentality, such as utility revenue bonds, and the full faith and credit of the governmental unit is not pledged to the payment thereof, such enterprise or projects will be deemed the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by certain revenues to be received from the non-governmental user of the project financed by the bond, then such non-governmental user will be deemed to be the sole issuer. If, however, in any of the above cases, the state, the political subdivision or some other entity guarantees a security, and the value of all securities issued or guaranteed by the guarantor and owned by the Money Market Fund exceeds 10% of the value of the Fund's total assets, the guarantee will be considered a separate security and will be treated as an issue of the guarantor.

         INVERSE FLOATERS The Money Market Fund may invest in inverse floaters. Inverse floaters are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of security involve special risks as compared to investments in, for example, a fixed rate municipal security. The Money Market Fund could lose money and its net asset value could decline if movements in interest rates are incorrectly anticipated. Moreover, the markets for securities of this type may be less developed and may have less liquidity than the markets for more traditional municipal securities.

         EQUITY SECURITIES Each Underlying Fund, except the High Yield Fund, Inflation Plus Fund, Short Duration Fund and Total Return Bond Fund, as described below, and except the Money Market Fund, may invest in equity securities. Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. In addition, these Underlying Funds may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. The High Yield Fund and Total Return Bond Fund may each invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The High Yield Fund, Inflation Plus Fund, Short Duration Fund and Total Return Bond Fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. Equity securities are subject to financial and market risks and can be expected to fluctuate in value.

         SMALL CAPITALIZATION SECURITIES Each Underlying Fund, except the Inflation Plus Fund, Money Market Fund and Short Duration Fund, may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations. Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, Small capitalization securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small capitalization securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

         FOREIGN ISSUERS AND NON-DOLLAR SECURITIES Foreign issuers include (1) companies organized outside of the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets. Non-dollar securities are securities denominated or quoted in foreign currency or paying income in foreign currency.

         Many of the Underlying Funds are permitted to invest a portion of their assets in securities of foreign issuers and non-dollar securities, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, Hartford Investment Management or Wellington Management will evaluate the economic and political climate and the principal securities MARKETS of the country in which an issuer is located.

         Underlying Funds that are permitted to invest in securities of foreign issuers and non-dollar securities may invest in debt exchangeable for common stock, debt or equity linked notes and similar linked securities (e.g., zero-strike warrants ("LNs")), which are derivative securities typically issued by a financial institution or special purpose entity the performance of which depends on the performance of a corresponding foreign security or index. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock. LNs are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of a note because the price of the linked security or index has declined. Moreover, LNs are subject to counterparty risk, which is the risk that the company issuing an LN may fail to pay the full amount due at maturity or redemption. An Underlying Fund may also have difficulty disposing of LNs because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.


         The Inflation Plus Fund may invest up to 35% of its net assets in the securities of foreign issuers and non-dollar securities. The Capital Appreciation Fund may invest up to 35% of its total assets in the securities of foreign issuers and non-dollar securities. The Disciplined Equity, Dividend and Growth, Growth, Growth Opportunities, MidCap Value, Small Company, SmallCap Growth, Stock, Value and Value Opportunities Funds each may invest up to 20% of their total assets in the securities of foreign issuers and non-dollar securities. The Short Duration Fund may invest up to 25% of its total assets in the securities of foreign issuers. The Money Market Fund may invest up to

100% of its total assets (provided such assets are U.S. dollar denominated) and the High Yield and Total Return Bond Funds are permitted to invest up to 30% of their total assets in the securities of foreign issuers. The Global Leaders and International Capital Appreciation Funds each may invest 100% of their total assets in the securities of foreign issuers and non-dollar securities. Each of the High Yield Fund and Total Return Bond Fund may also invest up to 10% of their total assets in non-dollar securities.



         The Global Leaders Fund invests in at least five countries, one of which is the United States; however, the Fund has no limit on the amount of assets that must be invested in each country. Under normal circumstances, the International Capital Appreciation Fund invests in at least five countries; however, the Fund has no limit on the amount of assets that must be invested in each country.


         Investing in securities of foreign issuers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers. Less information may be available about foreign issuers compared with U.S. issuers. For example, foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. In addition, the values of non-dollar securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

         Investing in foreign government debt securities exposes an Underlying Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic, social and political conditions within the relevant country. Countries such as those in which the Underlying Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.


         From time to time, each of the Global Leaders Fund and International Capital Appreciation Fund may invest up to 25% of its total assets and each of the High Yield Fund and Total Return Bond Fund may invest up to 30% of its total assets and Capital Appreciation Fund may invest up to 35% of its total assets in securities of issuers located in countries with emerging economies or securities markets. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices in these markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.



         CURRENCY TRANSACTIONS Each Underlying Fund, except the Money Market Fund and Short Duration Fund, may engage in currency transactions to hedge, directly or indirectly, the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.


         Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements."

         The use of currency transactions to protect the value of an Underlying Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Underlying

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
Fund's underlying securities. Further, the Underlying Funds may enter into currency transactions only with counterparties that Hartford Investment Management or Wellington Management deems to be creditworthy.

         The Underlying Funds may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

         OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the Underlying Funds, for cash flow management, and, to a lesser extent, to enhance returns, each Underlying Fund, except the Money Market Fund, may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options contracts, futures contracts and options on futures contracts, any of which may involve equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices or instruments. Each Underlying Fund, except Money Market Fund, may also invest in futures contracts and options thereon with respect to interest rates and may enter into options on swap agreements. An Underlying Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

         An Underlying Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the Underlying Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

         The Underlying Funds may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on non-dollar securities they hold or intend to purchase. For example, if an Underlying Fund enters into a contract to purchase non-dollar securities, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on the appropriate currency. Similarly, if an Underlying Fund held non-dollar securities and anticipated a decline in the value of that currency against the U.S. dollar, the Underlying Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

         Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. An Underlying Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices or instruments.

         The Underlying Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Underlying Funds' immediate obligations. The Underlying Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Underlying Funds will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is "in the money."

         The Underlying Funds may write or purchase put and call swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

         An Underlying Fund may only write covered options. See "Asset Coverage" below.

         A futures contract is an agreement between two parties to buy and sell a security or financial instrument for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or financial instrument. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

         Each Underlying Fund (except the Money Market Fund) may invest in futures contracts and options thereon ("futures options") with respect to, but not limited to, equity and debt securities and foreign currencies, aggregates of equity and debt securities, interest rates, and indices of prices of equity and debt securities and other financial indices or instruments.

         An Underlying Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, an Underlying Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Underlying Fund's non-dollar securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the Underlying Fund and resulting transaction costs. When the Underlying Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, the Underlying Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the Underlying Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security.

         An Underlying Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire. Futures contracts on individual securities are regulated as both securities and as futures contracts, and are subject to higher margin requirements than other kinds of futures contracts. Because these contracts relate to the securities of a single issuer, they can be expected to be subject to greater price volatility than futures contracts that relate to a diversified group of securities represented in an aggregate or an index. The volume, breadth, efficiency and other attributes may be limited. An Underlying Fund's use of these kind of futures contracts will depend to a large degree on how this market develops.

         The Underlying Funds may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. An Underlying Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency. An Underlying Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities. An Underlying Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with the Underlying Fund's investment objectives and policies.

         The Underlying Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Underlying Funds' immediate obligations. An Underlying Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Underlying Funds will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is "in the money."

         Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

         To the extent that an Underlying Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for "bona fide hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Underlying Fund's net asset value, after taking into account the unrealized gains and unrealized losses on any such contracts. However, options which are currently exercisable may be excluded in computing the 5% limit.

         Although any one Underlying Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of Hartford Investment Management or Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets, (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover, (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which an Underlying Fund invests, (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect an Underlying Fund's ability to establish or close out a position, (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of an Underlying Fund's assets to cover its obligations, and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify as a "regulated investment company" for tax purposes. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, an Underlying Fund may have been in a better position had it not used such a strategy.

         SWAP AGREEMENTS Each Underlying Fund, except the Money Market Fund, may enter into currency swaps (except Short Duration Fund), interest rate swaps, swaps on specific securities, and other types of swap agreements such as caps, collars, floors and credit derivatives and options thereon. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

         In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

         Each Underlying Fund may enter into event linked swaps, including credit default swaps. The credit default swap market allows an Underlying Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

         Swap agreements will tend to shift an Underlying Fund's investment exposure from one type of investment to another. For example, if an Underlying Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Underlying Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of an Underlying Fund's investments and its share price and yield.

         The Underlying Funds usually enter into interest rate swaps on a net basis. The net amount of the excess, if any, of an Underlying Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess. If an Underlying Fund enters into a swap on other than a net basis, the Underlying Fund will designate the full amount of the Underlying Fund's obligations under each such swap. The Underlying Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by Hartford Investment Management or Wellington Management to be creditworthy. If a default occurs by the other party to such transaction, an Underlying Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such Underlying Fund's rights as a creditor.

         The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that an Underlying Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms Hartford Investment Management or Wellington Management, as appropriate, believes are advantageous to such Underlying Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that an Underlying Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the Securities and Exchange Commission ("SEC") to be illiquid.

         The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of an Underlying Fund's portfolio securities and depends on Hartford Investment Management's or Wellington Management's ability to predict correctly the direction and degree of movements in interest rates. Although the Underlying Funds believe that use of the hedging and risk management techniques described above will benefit the Underlying Funds, if Hartford Investment Management's or Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, an Underlying Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if an Underlying Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such Underlying Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

         ILLIQUID INVESTMENTS Each Underlying Fund is permitted to invest in illiquid securities or other illiquid investments. An Underlying Fund will not, however, acquire illiquid securities or investments if 15% of its net assets (10% for each of the Inflation Plus Fund and Money Market Fund) would consist of such securities or investments. Illiquid investments are ones that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine an Underlying Fund's net asset value. An Underlying Fund may not be able to sell illiquid securities or other investments when Hartford Investment Management or Wellington Management considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid. A sale of illiquid securities or investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investments in them may have an adverse impact on an Underlying Fund's net asset value. In addition, issuers of restricted securities may not be subject to the disclosure requirements and other investor protection requirements that would be applicable if their securities were publicly traded. Each Underlying Fund may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the respective Company's board of directors.

         Under current interpretations of the SEC Staff, the following types of investments in which an Underlying Fund may invest are considered illiquid: (1) repurchase agreements maturing in more than seven days, (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions), (3) option contracts, with respect to specific securities, not traded on a national securities exchange that are not readily marketable, and
(4) any other securities or investments in which an Underlying Fund may invest that are not readily marketable.

         WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES Each Underlying Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Underlying Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Underlying Funds may sell the securities before the settlement date if Hartford Investment Management or Wellington Management deems it advisable. Distributions attributable to any gains realized on such a sale would be taxable to shareholders. At the time an Underlying Fund makes the commitment to purchase securities on a when-issued basis, it records the transaction and thereafter reflects the value, each day, of the security in determining the net asset value of the Underlying Fund. At the time of delivery of the securities, the value may be more or less than the purchase price.

         DOLLAR ROLLS In connection with their ability to purchase securities on a when-issued or forward commitment basis, High Yield Fund, Inflation Plus Fund, Short Duration Fund and Total Return Bond Fund may enter into "dollar rolls" in which an Underlying Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Underlying Fund gives up the right to receive principal and interest paid on the securities sold. However, the Underlying Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Underlying Fund compared with what such performance would have been without the use of dollar rolls. The benefits derived from the use of dollar rolls may depend, among other things, upon the ability of Hartford Investment Management or Wellington Management, as appropriate, to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by an Underlying Fund while remaining substantially fully invested increases the amount of the Underlying Fund's assets that are subject to market risk to an amount that is greater than the Underlying Fund's net asset value, which could result in increased volatility of the price of the Underlying Fund's shares. Moreover, the entry into dollar rolls involves potential risks that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, an Underlying Fund's right to purchase from the counterparty may be restricted. Also, the value of the underlying security may change adversely before an Underlying Fund is able to purchase them, or an Underlying Fund may be required to purchase securities in connection with a dollar roll at a higher price than may be otherwise available on the open market. Further, because the counterparty may deliver a similar, not identical, security, an Underlying Fund may be required to buy a security under the dollar roll that may be of less value than an identical security would have been.

         REITS Each Underlying Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Underlying Funds, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, an Underlying Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Underlying Fund.

         Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

         LENDING PORTFOLIO SECURITIES Subject to its investment restrictions, each of the Underlying Funds may lend its portfolio securities to broker-dealers and other institutions as a means of earning interest income. The borrower is required to deposit as collateral and maintain in a segregated account, liquid securities that at all times will be at least equal to 100% of the market value of the loaned securities. Subject to guidelines approved by the Board, the Underlying Funds may use or invest any cash collateral at their own risk and for their own benefit. While the securities are on loan, the borrower will pay the respective Underlying Fund any income accruing thereon.

         Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Underlying Funds may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times, and (2) the value of all securities loaned by an Underlying Fund is not more than 33.33% of the Underlying Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

         ASSET COVERAGE To the extent required by SEC guidelines, an Underlying Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting position for the same type of financial asset, or (2) cash or liquid securities, designated on the Underlying Fund's books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as offsetting positions, designated on the Underlying Fund's books, or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

         BORROWING Each Underlying Fund may borrow money to the extent set forth under its investment restrictions. The Underlying Funds do not intend to borrow for leverage purposes, except as may be set forth under its investment restrictions. Interest paid on borrowings will decrease the net earnings of an Underlying Fund and will not be available for investment.

                                 FUND MANAGEMENT

         The Company has a board of directors, who elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the directors. If the interests of a Fund and an Underlying Fund were to diverge, a conflict of interest could arise and affect how the Directors fulfill their fiduciary duties to the affected Funds. HIFSCO has structured the Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, HIFSCO and the Directors would take reasonable steps to minimize and, if possible, eliminate the conflict.

         The following tables set forth various information about the directors and officers of the Company. The first table relates to those directors who are deemed not to be "interested persons" of the Company, as that term is defined in the 1940 Act (i.e., "non-interested directors"), while the second table provides information about the Company's "interested" directors and the Company's officers.

NON-INTERESTED DIRECTORS


                                                                                                NUMBER OF
                                             TERM OF                                            PORTFOLIOS
                               POSITION      OFFICE*                                             IN FUND           OTHER
                               HELD WITH    AND LENGTH                                           COMPLEX       DIRECTORSHIPS
                                 THE         OF TIME           PRINCIPAL OCCUPATION(S)           OVERSEEN         HELD BY
   NAME, AGE AND ADDRESS        COMPANY       SERVED             DURING PAST 5 YEARS           BY  DIRECTOR      DIRECTOR
---------------------------   -----------   ----------   -----------------------------------   ------------   ---------------
LYNN S. BIRDSONG              Director      Since 2003   From 1979 to 2002, Mr. Birdsong was        77              N/A
(age 57)                                                 a managing director of Zurich
c/o Hartford Mutual Funds                                Scudder Investments, an investment
P.O. Box 2999                                            management firm. In 2003, Mr.
Hartford, CT 06104-2999                                  Birdsong became an independent
                                                         director of the Atlantic Whitehall
                                                         Funds and The Japan Fund; during
                                                         his employment with Scudder, he was
                                                         an interested director of The Japan
                                                         Fund. Since 1981, Mr. Birdsong has
                                                         been a partner in Birdsong Company,
                                                         an advertising specialty firm. He
                                                         is also a Director of The Hartford
                                                         Mutual Funds II, Inc., The Hartford
                                                         Income Shares Fund, Inc., Hartford
                                                         Series Fund, Inc. and Hartford HLS
                                                         Series Fund II, Inc.

NON-INTERESTED DIRECTORS


                                                                                                NUMBER OF
                                             TERM OF                                            PORTFOLIOS
                               POSITION      OFFICE*                                             IN FUND           OTHER
                               HELD WITH    AND LENGTH                                           COMPLEX       DIRECTORSHIPS
                                 THE         OF TIME           PRINCIPAL OCCUPATION(S)           OVERSEEN         HELD BY
   NAME, AGE AND ADDRESS        COMPANY       SERVED             DURING PAST 5 YEARS           BY  DIRECTOR      DIRECTOR
---------------------------   -----------   ----------   -----------------------------------   ------------   ---------------
WINIFRED E. COLEMAN           Director      Since 1996   Ms. Coleman has served as President        77              N/A
(age 71)                                                 of Saint Joseph College since 1991
c/o Hartford Mutual Funds                                and President of Cashel House, Ltd.
P.O. Box 2999                                            (retail) since 1985. She is also a
Hartford, CT 06104-2999                                  Director of The Hartford Mutual
                                                         Funds II, Inc., The Hartford Income
                                                         Shares Fund, Inc., Hartford Series
                                                         Fund, Inc. and Hartford HLS Series
                                                         Fund II, Inc.

DR. ROBERT M. GAVIN           Director      Since 2002   Dr. Gavin is an educational                77              N/A
(age 63)                                                 consultant. Prior to September 1,
c/o Hartford Mutual Funds                                2001, he was President of Cranbrook
P.O. Box 2999                                            Education Community; and prior to
Hartford, CT 06104-2999                                  July 1996, he was President of
                                                         Macalester College, St. Paul,
                                                         Minnesota. He is also a Director of
                                                         The Hartford Mutual Funds II, Inc.,
                                                         The Hartford Income Shares Fund,
                                                         Inc., Hartford Series Fund, Inc.
                                                         and Hartford HLS Series Fund II,
                                                         Inc.

DUANE E. HILL                 Director      Since 2001   Mr. Hill is Partner Emeritus and a         77              N/A
(age 58)                                                 founding partner of TSG Capital
c/o Hartford Mutual Funds                                Group, a private equity investment
P.O. Box 2999                                            firm that serves as sponsor and
Hartford, CT 06104-2999                                  lead investor in leveraged buyouts
                                                         of middle market companies. Mr.
                                                         Hill is also a Partner of TSG
                                                         Ventures L.P., a private equity
                                                         investment company that invests
                                                         primarily in minority-owned small
                                                         businesses. He is also a Director
                                                         of The Hartford Mutual Funds II,
                                                         Inc., The Hartford Income Shares
                                                         Fund, Inc., Hartford Series Fund,
                                                         Inc. and Hartford HLS Series Fund
                                                         II, Inc.

NON-INTERESTED DIRECTORS


                                                                                                NUMBER OF
                                             TERM OF                                            PORTFOLIOS
                               POSITION      OFFICE*                                             IN FUND           OTHER
                               HELD WITH    AND LENGTH                                           COMPLEX       DIRECTORSHIPS
                                 THE         OF TIME           PRINCIPAL OCCUPATION(S)           OVERSEEN         HELD BY
   NAME, AGE AND ADDRESS        COMPANY       SERVED             DURING PAST 5 YEARS           BY  DIRECTOR      DIRECTOR
---------------------------   -----------   ----------   -----------------------------------   ------------   ---------------
PHILLIP O. PETERSON           Director      Since 2002   Mr. Peterson is a mutual fund              77              N/A
(age 59)                                                 industry consultant. He was a
c/o Hartford Mutual Funds                                partner of KPMG LLP until July
P.O. Box 2999                                            1999. In January 2004, Mr. Peterson
Hartford, CT 06104-2999                                  was appointed independent president
                                                         of the Strong Mutual Funds. He is
                                                         also a Director of The Hartford
                                                         Mutual Funds II, Inc., The Hartford
                                                         Income Shares Fund, Inc., Hartford
                                                         Series Fund, Inc. and Hartford HLS
                                                         Series Fund II, Inc.

MILLARD H. PRYOR, JR.         Director      Since 1996   Mr. Pryor has served as Managing           77        Mr. Pryor is a
(age 71)                                                 Director of Pryor & Clark Company                    Director of
c/o Hartford Mutual Funds                                (real estate investment), Hartford,                  Infodata
P.O. Box 2999                                            Connecticut, since June 1992. He is                  Systems, Inc.
Hartford, CT 06104-2999                                  also a Director of The Hartford                      (software
                                                         Mutual Funds II, Inc., The Hartford                  company) and
                                                         Income Shares Fund, Inc., Hartford                   CompuDyne
                                                         Series Fund, Inc. and Hartford HLS                   Corporation
                                                         Series Fund II, Inc.                                 (security
                                                                                                              products and
                                                                                                              services).


*Term of Office: Each director may serve until his or her successor is elected and qualifies.

OFFICERS AND INTERESTED DIRECTORS


                                                                                                NUMBER OF
                                             TERM OF                                            PORTFOLIOS
                               POSITION      OFFICE*                                             IN FUND           OTHER
                               HELD WITH    AND LENGTH                                           COMPLEX       DIRECTORSHIPS
                                 THE         OF TIME           PRINCIPAL OCCUPATION(S)           OVERSEEN         HELD BY
   NAME, AGE AND ADDRESS        COMPANY       SERVED             DURING PAST 5 YEARS           BY  DIRECTOR      DIRECTOR
---------------------------   -----------   ----------   -----------------------------------   ------------   ---------------
THOMAS M. MARRA**             Chairman of   Since 2002   Mr. Marra is President and Chief           77        Mr. Marra is a
(age 45)                      the Board                  Operating Officer of Hartford Life,                  member of the
c/o Hartford Mutual Funds     and                        Inc. He is also a member of the                      Board of
P.O. Box 2999                 Director                   Board of Directors and a member of                   Directors of
Hartford, CT 06104-2999                                  the Office of the Chairman for The                   The Hartford
                                                         Hartford Financial Services Group,                   Financial
                                                         Inc. ("The Hartford"), the parent                    Services Group,
                                                         company of Hartford Life. Mr. Marra                  Inc.
                                                         was named President of Hartford
                                                         Life in 2001 and COO in 2000, and
                                                         served as Director of Hartford
                                                         Life's Investment Products Division
                                                         from 1998 to 2000. He was head of
                                                         the company's Individual Life and
                                                         Annuities Division from 1994 to
                                                         1998 after being promoted to Senior
                                                         Vice President in 1994 and to
                                                         Executive Vice President in 1996.
                                                         Mr. Marra is also a Managing Member
                                                         and President of Hartford
                                                         Investment Financial Services, LLC
                                                         ("HIFSCO") and HL Investment
                                                         Advisors, LLC ("HL Advisors"). He
                                                         is also a Director and Chairman of
                                                         the Board of The Hartford Mutual
                                                         Funds II, Inc., The Hartford Income
                                                         Shares Fund, Inc., Hartford Series
                                                         Fund, Inc. and Hartford HLS Series
                                                         Fund II, Inc.

OFFICERS AND INTERESTED DIRECTORS


                                                                                                NUMBER OF
                                             TERM OF                                            PORTFOLIOS
                               POSITION      OFFICE*                                             IN FUND           OTHER
                               HELD WITH    AND LENGTH                                           COMPLEX       DIRECTORSHIPS
                                 THE         OF TIME           PRINCIPAL OCCUPATION(S)           OVERSEEN         HELD BY
   NAME, AGE AND ADDRESS        COMPANY       SERVED             DURING PAST 5 YEARS           BY  DIRECTOR      DIRECTOR
---------------------------   -----------   ----------   -----------------------------------   ------------   ---------------

LOWNDES A. SMITH**            Director      Since 1996   Mr. Smith served as Vice Chairman          77        Mr. Smith is a
(age 64)                                                 of The Hartford from February 1997                   Director of
c/o Hartford Mutual Funds                                to January 2002, as President and                    White Mountains
P.O. Box 2999                                            Chief Executive Officer of Hartford                  Insurance Group,
Hartford, CT 06104-2999                                  Life, Inc. from February 1997 to                     Ltd.
                                                         January 2002, and as President and
                                                         Chief Operating Officer of The
                                                         Hartford Life Insurance Companies
                                                         from January 1989 to January 2002.
                                                         Mr. Smith is also a Director of The
                                                         Hartford Mutual Funds II, Inc., The
                                                         Hartford Income Shares Fund, Inc.,
                                                         Hartford Series Fund, Inc. and
                                                         Hartford HLS Series Fund II, Inc.

DAVID M. ZNAMIEROWSKI**       President     Since 1999   Mr. Znamierowski currently serves          58              N/A
(age 43)                      and                        as President of Hartford Investment
c/o Hartford Mutual Funds     Director                   Management Company ("Hartford
P.O. Box 2999                                            Investment Management"), Senior
Hartford, CT  06104-2999                                 Vice President for Hartford Life,
                                                         Inc., and Senior Vice President and
                                                         Chief Investment Officer for
                                                         Hartford Life Insurance Company.
                                                         Mr. Znamierowski is also a Managing
                                                         Member and Senior Vice President of
                                                         HIFSCO and HL Advisors. Mr.
                                                         Znamierowski is Group Senior Vice
                                                         President and Chief Investment
                                                         Officer for The Hartford. In
                                                         addition, he serves as President
                                                         and Director of Hartford Series
                                                         Fund, Inc. and President of The
                                                         Hartford Mutual Funds II, Inc., The
                                                         Hartford Income Shares Fund, Inc.
                                                         and Hartford HLS Series Fund II,
                                                         Inc.

OFFICERS AND INTERESTED DIRECTORS


                                                                                                NUMBER OF
                                             TERM OF                                            PORTFOLIOS
                               POSITION      OFFICE*                                             IN FUND           OTHER
                               HELD WITH    AND LENGTH                                           COMPLEX       DIRECTORSHIPS
                                 THE         OF TIME           PRINCIPAL OCCUPATION(S)           OVERSEEN         HELD BY
   NAME, AGE AND ADDRESS        COMPANY       SERVED             DURING PAST 5 YEARS           BY  DIRECTOR      DIRECTOR
---------------------------   -----------   ----------   -----------------------------------   ------------   ---------------
ROBERT W. BELTZ, JR.          Vice          Since 2002   Mr. Beltz currently serves as Vice        N/A              N/A
(age 54)                      President                  President, Securities Operations of
500 Bielenberg Drive                                     Hartford Administrative Services
Woodbury, MN 55125                                       Company ("HASCO"). Since December
                                                         2001, he has served as Assistant
                                                         Vice President of Hartford Life
                                                         Insurance Company. In addition, he
                                                         is a Vice President of The Hartford
                                                         Mutual Funds II, Inc., The Hartford
                                                         Income Shares Fund, Inc., Hartford
                                                         Series Fund, Inc. and Hartford HLS
                                                         Series Fund II, Inc.

KEVIN J. CARR                 Vice          Since 1996   Mr. Carr has served as The                N/A              N/A
(age 49)                      President                  Hartford's Assistant General
c/o Hartford Mutual Funds     and                        Counsel since 1999, Counsel since
P.O. Box 2999                 Secretary                  November 1996 and Associate Counsel
Hartford, CT 06104-2999                                  since November 1995. Mr. Carr is
                                                         also Vice President and Assistant
                                                         Secretary of HL Advisors and HIFSCO
                                                         and Assistant Secretary of Hartford
                                                         Investment Management. He is also
                                                         Vice President and Secretary of The
                                                         Hartford Mutual Funds II, Inc., The
                                                         Hartford Income Shares Fund, Inc.,
                                                         Hartford Series Fund, Inc. and
                                                         Hartford HLS Series Fund II, Inc.

OFFICERS AND INTERESTED DIRECTORS



                                                                                                NUMBER OF
                                             TERM OF                                            PORTFOLIOS
                               POSITION      OFFICE*                                             IN FUND           OTHER
                               HELD WITH    AND LENGTH                                           COMPLEX       DIRECTORSHIPS
                                 THE         OF TIME           PRINCIPAL OCCUPATION(S)           OVERSEEN         HELD BY
   NAME, AGE AND ADDRESS        COMPANY       SERVED             DURING PAST 5 YEARS           BY  DIRECTOR      DIRECTOR
---------------------------   -----------   ----------   -----------------------------------   ------------   ---------------
WILLIAM H. DAVISON, JR.       Vice          Since 2002   Mr. Davison is a Managing Director        N/A              N/A
(age 47)                      President                  and Director of the Funds
c/o Hartford Mutual Funds                                Management Group of Hartford
P.O. Box 2999                                            Investment Management. Mr. Davison
Hartford, CT 06104-2999                                  is a Senior Vice President of
                                                         HIFSCO and HL Advisors. In
                                                         addition, he serves as a Vice
                                                         President of The Hartford Mutual
                                                         Funds II, Inc., The Hartford Income
                                                         Shares Fund, Inc., Hartford Series
                                                         Fund, Inc. and Hartford HLS Series
                                                         Fund II, Inc.

TAMARA L. FAGELY              Vice                       Ms. Fagely has been Vice President        N/A              N/A
(age 45)                      President,                 of HASCO since 1998. Prior to 1998,
500 Bielenberg Drive          Controller                 she was Second Vice President of
Woodbury, MN 55125            and                        HASCO. Since December 2001, she has
                              Treasurer                  served as Assistant Vice President
                                                         of Hartford Life Insurance Company.
                                                         In addition, she is Controller of
                                                         HIFSCO and Vice President,
                                                         Controller and Treasurer of The
                                                         Hartford Mutual Funds II, Inc. and
                                                         The Hartford Income Shares Fund,
                                                         Inc. and Vice President of Hartford
                                                         Series Fund, Inc. and Hartford HLS
                                                         Series Fund II, Inc.

BRUCE FERRIS                  Vice          Since 2002   Mr. Ferris serves as Senior Vice          N/A              N/A
(age 48)                      President                  President and a Director of Sales
c/o Hartford Mutual Funds                                and Marketing in the Investment
P.O. Box 2999                                            Products Division of Hartford Life
Hartford, CT 06104-2999                                  Insurance Company. He is also a
                                                         Managing Member of HL Advisors. In
                                                         addition, Mr. Ferris is Vice
                                                         President of The Hartford Mutual
                                                         Funds II, Inc., The Hartford Income
                                                         Shares Fund, Inc., Hartford Series
                                                         Fund, Inc. and Hartford HLS Series
                                                         Fund II, Inc.

OFFICERS AND INTERESTED DIRECTORS



                                                                                                NUMBER OF
                                             TERM OF                                            PORTFOLIOS
                               POSITION      OFFICE*                                             IN FUND           OTHER
                               HELD WITH    AND LENGTH                                           COMPLEX       DIRECTORSHIPS
                                 THE         OF TIME           PRINCIPAL OCCUPATION(S)           OVERSEEN         HELD BY
   NAME, AGE AND ADDRESS        COMPANY       SERVED             DURING PAST 5 YEARS           BY  DIRECTOR      DIRECTOR
---------------------------   -----------   ----------   -----------------------------------   ------------   ---------------
MARY JANE FORTIN              Vice          Since 2003   Ms. Fortin is Senior Vice President       N/A              N/A
(age 39)                      President                  and Director of Mutual Funds and 529
c/o Hartford Mutual Funds                                Programs for Hartford Life. In
P.O. Box 2999                                            addition, she is a Vice President of
Hartford, CT  06104-2999                                 The Hartford Mutual Funds II, Inc.,
                                                         The Hartford Income Shares Fund,
                                                         Inc., Hartford Series Fund, Inc. and
                                                         Hartford HLS Series Fund II, Inc.
                                                         Previously, Ms. Fortin served as
                                                         Senior Vice President and Chief
                                                         Accounting Officer of Hartford Life.
                                                         She joined Hartford Life in 1997.

GEORGE R. JAY                 Vice          Since 1996   Mr. Jay serves as Assistant Vice          N/A              N/A
(age 52)                      President                  President of Hartford Life
c/o Hartford Mutual Funds                                Insurance Company's Equity Products
P.O. Box 2999                                            Department. He is also Controller
                                                         of HL Advisors and Vice President,
Hartford, CT  06104-2999                                 Controller and Treasurer of
                                                         Hartford Series Fund, Inc. and
                                                         Hartford HLS Series Fund II, Inc.
                                                         In addition, he is Vice President
                                                         of The Hartford Mutual Funds II,
                                                         Inc. and The Hartford Income Shares
                                                         Fund, Inc.

STEPHEN T. JOYCE              Vice          Since 2000   Mr. Joyce currently serves as             N/A              N/A
(age 45)                      President                  Senior Vice President and Director
c/o Hartford Mutual Funds                                of the Institutional Products Group
P. O. Box 2999                                           for Hartford Life Insurance
                                                         Company. Mr. Joyce is also a Senior
Hartford, CT  06104-2999                                 Vice President of HL Advisors and a
                                                         Vice President of The Hartford
                                                         Mutual Funds II, Inc., The Hartford
                                                         Income Shares Fund, Inc., Hartford
                                                         Series Fund, Inc. and Hartford HLS
                                                         Series Fund II, Inc. Previously, he
                                                         served as Vice President
                                                         (1997-1999) and Assistant Vice
                                                         President (1994-1997) of Hartford
                                                         Life Insurance Company.

OFFICERS AND INTERESTED DIRECTORS



                                                                                                NUMBER OF
                                             TERM OF                                            PORTFOLIOS
                               POSITION      OFFICE*                                             IN FUND           OTHER
                               HELD WITH    AND LENGTH                                           COMPLEX       DIRECTORSHIPS
                                 THE         OF TIME           PRINCIPAL OCCUPATION(S)           OVERSEEN         HELD BY
   NAME, AGE AND ADDRESS        COMPANY       SERVED             DURING PAST 5 YEARS           BY  DIRECTOR      DIRECTOR
---------------------------   -----------   ----------   -----------------------------------   ------------   ---------------
DAVID N. LEVENSON             Vice          Since 2000   Mr. Levenson serves as Senior Vice        N/A              N/A
(age 37)                      President                  President of Hartford Life
c/o Hartford Mutual Funds                                Insurance Company's Retail Product
P.O. Box 2999                                            Management Group and is responsible
Hartford, CT 06104-2999                                  for all retail product management
                                                         and profitability. Mr. Levenson is
                                                         also a Senior Vice President of
                                                         HIFSCO. In addition, he serves as
                                                         Vice President of The Hartford
                                                         Mutual Funds II, Inc., The Hartford
                                                         Income Shares Fund, Inc., Hartford
                                                         Series Fund, Inc. and Hartford HLS
                                                         Series Fund II, Inc. Mr. Levenson
                                                         joined The Hartford in 1995.

JOHN C. WALTERS               Vice          Since 2000   Mr. Walters serves as Executive           N/A              N/A
(age 45)                      President                  Vice President and Director of the
c/o Hartford Mutual Funds                                Investment Products Division of
P.O. Box 2999                                            Hartford Life Insurance Company.
Hartford, CT 06104-2999                                  Mr. Walters is also a Managing
                                                         Member and Executive Vice President
                                                         of HIFSCO and HL Advisors. In
                                                         addition, he is a Vice President of
                                                         The Hartford Mutual Funds II, Inc.,
                                                         The Hartford Income Shares Fund,
                                                         Inc., Hartford Series Fund, Inc.
                                                         and Hartford HLS Series Fund II,
                                                         Inc. Previously, Mr. Walters was
                                                         with First Union Securities.


*Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.
**"Interested person", as defined in the 1940 Act, of the Company because of the person's affiliation with, or equity ownership of, HIFSCO, Hartford Investment Management or affiliated companies.


                  STANDING COMMITTEES. The board of directors has established an Audit Committee, a Nominating Committee and a Litigation Committee for the Company. The Audit Committee and the Nominating Committee are each made up of those directors who are not "interested persons" of the Company. The Litigation Committee is made up of the following members of the board of directors of the Company: Robert M. Gavin, Lynn S. Birdsong and Duane E. Hill. The Audit Committee (i) oversees the Funds' accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers, (ii) oversees the quality and objectivity of the Funds' financial statements and the independent audit thereof, and (iii) acts as a liaison between the Funds' independent auditors and the full board of directors. The Nominating Committee screens and selects candidates to the board of directors. Any recommendations for nominees should be directed to the Secretary of the Company, who will then forward them to the Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the recommendation and if the nominee meets the Committee's criteria. The Litigation Committee manages any legal actions that are brought by, on behalf of or against the Funds, the board of directors of the Company and/or the members thereof that are not "interested persons" of the Funds as defined in the 1940 Act. The Audit Committee and Nominating Committee each met two times during the fiscal year ended October 31, 2003.


                  All directors and officers of the Company, except for David Znamierowski, are also directors and officers of four other registered investment companies in the fund complex, which is comprised of those investment companies for which HIFSCO or HL Investment Advisors, LLC serves as investment adviser. In addition to being a director and officer of the Company, Mr. Znamierowski is also a director of one other registered investment company in the fund complex and an officer of four other registered investment companies in the fund complex.

                  The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2003
         (i) in each Fund and (ii) on an aggregate basis in any registered investment companies overseen by the director within the same family of investment companies.

NON-INTERESTED DIRECTORS



                                                                                      AGGREGATE DOLLAR RANGE
                                                                                      OF EQUITY SECURITIES IN
                                                                                     ALL REGISTERED INVESTMENT
                                                                                        COMPANIES OVERSEEN
                              DOLLAR RANGE OF EQUITY SECURITIES                      BY DIRECTOR IN FAMILY OF
NAME OF DIRECTOR                         IN THE FUND                                   INVESTMENT COMPANIES
Lynn S. Birdsong                        None                                                   None

Winifred Ellen Coleman                  None                                              Over $100,000

Dr. Robert M. Gavin                     None                                              Over $100,000

Duane E. Hill                           None                                                   None

Phillip O. Peterson                     None                                             $10,001-$50,000

Millard Handley Pryor, Jr.              None                                             $50,001-$100,000



                                                                  AGGREGATE DOLLAR RANGE
                                                                 OF EQUITY SECURITIES IN
                                                                ALL REGISTERED INVESTMENT
                                                                   COMPANIES OVERSEEN
                           DOLLAR RANGE OF EQUITY SECURITIES     BY DIRECTOR IN FAMILY OF
    NAME OF DIRECTOR                  IN THE FUND                 INVESTMENT COMPANIES
Thomas M. Marra                          None                         Over $100,000

Lowndes Andrew Smith                     None                         Over $100,000

David Mark Znamierowski                  None                        $10,001-$50,000

      COMPENSATION OF OFFICERS AND DIRECTORS The Company does not pay salaries or compensation to any of its officers or directors who are employed by The Hartford. The chart below sets forth the compensation paid by the Company to the following directors for the fiscal year ended October 31, 2003 and certain other information.


                                                      Pension Or
                                     Aggregate        Retirement                           Total Compensation
                                   Compensation    Benefits Accrued    Estimated Annual     From the Company
                                     From the       As Part Of Fund      Benefits Upon      And Fund Complex
   Name of Person, Position          Company           Expenses           Retirement       Paid To Directors*
Lynn S. Birdsong, Director**            $ 9,994           $0                  $0                      $44,500

Winifred E. Coleman, Director           $17,517           $0                  $0                      $78,000

Dr. Robert M. Gavin, Director           $17,517           $0                  $0                      $78,000

Duane E. Hill, Director                 $17,517           $0                  $0                      $78,000

Phillip O. Peterson, Director           $17,292           $0                  $0                      $77,000

Millard H. Pryor, Jr., Director         $17,517           $0                  $0                      $78,000

Lowndes A. Smith, Director              $16,843           $0                  $0                      $75,000

John K. Springer, Director***           $ 8,758           $0                  $0                      $39,010


      *As of October 31, 2003, five registered investment companies in the Complex paid compensation to the directors.

      **Newly elected director on May 13, 2003.

      ***Retired from the Board of the Company, effective May 14, 2003.

      The sales load for Class A shares of the Funds is waived for present and former officers, directors and employees of the Company, The Hartford, Wellington Management, the transfer agent and their affiliates. Such waiver is designed to provide an incentive for individuals that are involved and affiliated with the Funds and their operations to invest in the Funds.

      The Company's Articles of Incorporation provide that the Company to the full extent permitted by Maryland law and the federal securities laws shall indemnify the directors and officers of the Company. The Articles of Incorporation do not authorize the Company to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.


      As of May 19, 2004, the officers and directors of the Company did not beneficially own any class of any shares of the Funds to which this SAI relates. As of that date, no person held any interest in such Funds equal to 5% or more of outstanding shares of any class.



      Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of a fund. A control person may be able to take actions regarding a fund it controls without the consent or approval of other shareholders. As of May 19, 2004, there were no control persons of any Fund.


                       INVESTMENT MANAGEMENT ARRANGEMENTS

      The Company, on behalf of each Fund, has entered into an investment management agreement with HIFSCO. The investment management agreements provide that HIFSCO, subject to the supervision and approval of the Company's board of directors, is responsible for the management of each Fund. In addition, HIFSCO provides administrative services to the Company, including, personnel, services, equipment and facilities and office space for proper operation of the Companies. Although HIFSCO has agreed to arrange for the provision of additional services necessary for the proper operation of the Company, each Fund pays for these services directly.


      As the investment manager, HIFSCO administers the asset allocation program for each Fund. Ibbotson Associates, Inc. ("Ibbotson"), 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601, serves as a consultant to HIFSCO in the creation and maintenance of the asset allocation programs for the Funds pursuant to an agreement dated December 11, 2003 between HIFSCO and Ibbotson. Ibbotson provides recommendations to HIFSCO concerning the selection of Underlying Funds to implement in the asset allocation program and determining the appropriate allocations among the Underlying Funds for each Fund based on the investment objectives of the Funds.



      As provided by the investment management agreements, each Fund pays HIFSCO an investment management fee, which is accrued daily and paid monthly, equal on an annual basis to 0.20% of each Fund's average daily net assets. HIFSCO, not any Fund, pays a consultant fee to Ibbotson. As a consultant fee, HIFSCO paid a one time payment of $100,000 to Ibbotson. In addition, HIFSCO pays a fee, which is paid quarterly, equal on an annual basis to a stated percentage of each Fund's average daily net assets. HIFSCO has agreed to pay Ibbotson a minimum annual consultant fee of $100,000. The consultant fee rates are as follows:


All Funds

   Average Daily Net Assets         Annual Rate
-------------------------------     -----------
First $500,000,000                     0.05%
$500,000,001 - $1,000,000,000          0.04%
$1,000,000,001 - $2,000,000,000        0.03%
Amount Over $2,000,000,000             0.025%


      Because the Funds will not have commenced operations until May 28, 2004, there is no advisory fee information available for any of the Funds.


      HIFSCO has voluntarily agreed to limit the expenses of each class of each of the Funds by reimbursing each of the Funds when total fund operating expenses of the class exceed the following percentages (this policy may be discontinued at any time):



            FUND NAME                CLASS A    CLASS B    CLASS C
            ---------                -------    -------    -------
Aggressive Growth Allocation Fund       1.65%      2.30%      2.30%
Growth Allocation Fund                  1.55%      2.20%      2.20%
Balanced Allocation Fund                1.45%      2.15%      2.15%
Conservative Allocation Fund            1.40%      2.05%      2.05%
Income Allocation Fund                  1.25%      1.95%      1.95%


      Pursuant to the investment management agreement, HIFSCO is not liable to the Funds or their shareholders for an error of judgment or mistake of law or for a loss suffered by the Funds in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HIFSCO in the performance of its duties or from its reckless disregard of the obligations and duties under the agreement.

      HIFSCO, whose business address is 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1995. As of December 31, 2003, HIFSCO had approximately $20.8 billion of assets under management.



      At a meeting of the Board of Directors on November 4, 2003, the Board unanimously voted to approve the investment management agreement. In this regard, the Board of Directors considered the following material factors relating to the agreement. The Board reviewed the quality of the services to be provided to the Funds by HIFSCO. The Board also reviewed the investment management fees to be paid to HIFSCO. In this connection, the Board reviewed comparative information prepared by a third party consultant on investment management fees paid and expenses incurred by similarly situated funds. The Board reviewed materials indicating that the management fees to be paid to HIFSCO were lower than the average advisory fees incurred by similarly situated funds, and equal to the median advisory fees incurred by similarly situated funds. The Board also reviewed materials comparing the aggregate expenses for each Fund to those of similarly situated funds. The Board also considered the fact that all of the Funds have the same management fee rate. The Board also considered the high quality of the services to be performed for each Fund by HIFSCO, which includes its extensive research capabilities. The Board also considered the strong long term experience of HIFSCO, the compliance structure and systems established by HIFSCO, the financial viability of HIFSCO and HIFSCO's control over the investment expenses such as transaction costs. Additionally, the Board noted that HIFSCO would provide bonus shares to investors enrolled in the DCA program, providing those investors with an enhanced return. Finally, the Board noted the fact that the use of Ibbotson to assist HIFSCO in the maintenance of the asset allocation programs for the Funds would help avoid the conflicts of interest inherent in fund-of-funds type products.



      The Board considered other benefits to HIFSCO or its affiliates from the investment management agreement with the Funds. Specifically, the Board reviewed information noting that Hartford Life, Inc. may receive a set fee for fund accounting and related services. The Board also reviewed the fact that HASCO, the Funds' transfer agent, will receive transfer agency compensation from the Funds. Finally, the Board reviewed information regarding the cost to provide advisory services to the Funds. Based upon its review, the Board concluded that it is in the best interests of the Funds and their shareholders for the Board to approve the investment management agreement for the Funds.


      In arriving at their decision to approve the investment management agreement, the board of directors of the Company did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

      The investment management agreement continues in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the directors of the Company, including a majority of the directors who are not parties to the agreement or interested persons of any party to the agreement, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the applicable Fund's outstanding voting securities. The agreement automatically terminates upon assignment as defined under the 1940 Act. The investment management agreement may be terminated without penalty on 60 days' notice at the option of either party to the agreement or by vote of the holders of a majority of the outstanding voting securities of the applicable Fund.

      Each Fund and HIFSCO have each adopted a code of ethics designed to protect the interests of each Fund's shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by a Fund, subject to a number of restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities (normally, shares of the Underlying Funds). Each Fund will not incur any commissions or sales charges when it invests in the Underlying Funds.

      Subject to any policy established by the boards of directors of the Underlying Funds and HIFSCO, the sub-advisers to the Underlying Funds are primarily responsible for the investment decisions of an Underlying Fund and the placing of its portfolio transactions. In placing orders, it is the policy of each Underlying Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While the sub-advisers to the Underlying Funds generally seek reasonably competitive spreads or commissions, the Underlying Funds do not necessarily pay the lowest possible spread or commission. Upon instructions from HIFSCO, the sub-advisers to the Underlying Funds may direct certain brokerage transactions to broker/dealers that pay for certain services used by the Underlying Funds.

      The sub-advisers to the Underlying Funds generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, the sub-advisers to the Underlying Funds may effect certain "riskless principal" transactions through certain dealers in the over-the-counter market under which "commissions" are paid on such transactions. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Portfolio securities in the Money Market Fund normally are purchased directly from, or sold directly to, the issuer, an underwriter or market maker for the securities. There usually are no brokerage commissions paid by the Money Market Fund for such purchases or sales.

      While the sub-advisers to the Underlying Funds seek to obtain the most favorable net results in effecting transactions in an Underlying Fund's portfolio securities, broker-dealers who provide investment research to the sub-advisers may receive orders for transactions from the sub-advisers. Such research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of the sub-advisers to the Underlying Funds, an Underlying Fund will be benefited by such research services, the sub-advisers are authorized to pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction. Information so received is in addition to and not in lieu of the services required that the sub-advisers to the Underlying Funds must perform under their respective investment subadvisory agreements. The expenses of the sub-advisers to the Underlying Funds are not necessarily reduced as a result of the receipt of such information. The sub-advisers to the Underlying Funds may use such research in providing investment advice to portfolios other than those for which the transactions are made. Similarly, the Underlying Funds may benefit from such research obtained by the sub-advisers to the Underlying Funds for portfolio transactions for other clients.

      Investment decisions for the Underlying Funds are made independently from those of any other clients that are managed by the sub-advisers to the Underlying Funds or their affiliates. If, however, accounts managed by the sub-advisers to the Underlying Funds are simultaneously engaged in the purchase of the same security, then, as authorized by the Underlying Funds' boards of directors, available securities may be allocated to each Underlying Fund or other client account and may be averaged as to price in a manner determined by the sub-advisers to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by each Underlying Fund. In some cases, this system might adversely affect the price paid by an Underlying Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for an Underlying Fund (for example, in the case of a small issue). Likewise, if accounts managed by the sub-advisers to the Underlying Funds are simultaneously engaged in the sale of the same security, the same process may be followed with similar consequences.

      Accounts managed by the sub-advisers to the Underlying Funds (or their affiliates) may hold securities held by an Underlying Fund. Because of different investment objectives or other factors, a particular security may be purchased by the sub-advisers to the Underlying Funds for one client when one or more other clients are selling the same security.

      For information regarding brokerage commissions paid by the Underlying Funds, refer to the SAI for the Underlying Funds.

                                  FUND EXPENSES

      EXPENSES OF THE FUNDS Each Fund pays its own expenses including, without limitation: (1) expenses of maintaining the Fund and continuing its existence,
(2) registration of the Fund under the 1940 Act, (3) auditing, accounting and legal expenses, (4) taxes and interest, (5) governmental fees,
(6) expenses of issue, sale, repurchase and redemption of Fund shares, (7) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (8) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor, (9) expenses of reports to governmental officers and commissions, (10) insurance expenses, (11) association membership dues, (12) fees, expenses and disbursements of custodians for all services to the Fund, (13) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (14) expenses for servicing shareholder accounts,
(15) any direct charges to shareholders approved by the directors of the Fund,
(16) compensation and expenses of directors of the Fund who are not "interested persons" of the Fund, and (17) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Fund to indemnify its directors and officers with respect thereto.

      Each Fund, as a shareholder of the Underlying Funds, also indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. Each Fund's expense ratios, as disclosed in the Funds' prospectus, may be higher or lower depending on the allocation of the Fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                            DISTRIBUTION ARRANGEMENTS

GENERAL

      Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for each Fund pursuant to an Underwriting Agreement initially approved by the board of directors of the Company. HIFSCO is a registered broker-dealer and member of the NASD. Shares of each Fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below under Distribution Plans, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (1) by the vote of a majority of the directors of the Company, including a majority of the directors who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any such party, or (2) by the vote of a majority of the outstanding voting securities of a Fund. HIFSCO is not obligated to sell any specific amount of shares of any Fund.

      HIFSCO is authorized by the Company to receive purchase and redemption orders on behalf of the Funds. HIFSCO is authorized to designate other intermediaries to receive purchase or redemption orders on the Funds' behalf. In these circumstances a Fund is deemed to have received a redemption or purchase order when an authorized broker or, if applicable, a broker's authorized designee receives the order. Such orders are priced at the applicable Fund's net asset value next computed, including any applicable sales charges, after they are received by the authorized brokers or the broker's authorized designee and accepted by the Company.


      In addition to the commissions (reallowed and/or advanced) and Rule 12b-1 fees described in this SAI and in the Funds' prospectus, HIFSCO and its affiliates pay, out of their own assets, significant additional compensation to broker-dealers, financial institutions and other persons ("Financial Intermediaries") in connection with the sale and distribution of the Funds' shares ("Additional Payments"). Certain Additional Payments are generally based on average net assets (or on aged assets) of the Funds attributable to a particular Financial Intermediary, on sales of the Funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges. Such Additional Payments are generally made for the placement of the Funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the Funds within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the Funds and payments for providing extra employee training and information relating to the Funds and (2) "marketing support" fees for providing assistance in promoting the sale of the Funds' shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale.



      As of March 1, 2004, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) of the Funds attributable to a particular Financial Intermediary, on sales of the Funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advest, Inc., Banc of America Investment Services, Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Citicorp Investment Services, Citigroup Global Markets, Inc., Colonial Brokerage, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., Ferris, Baker Watts Incorporated, FFP Securities, Inc., Fidelity Investments, Fifth Third Securities, Inc., Frost Brokerage Services, Inc., Harbour Investments, Inc., Investment Professionals, Inc., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, Linsco/Private Ledger Corp., Main Street Management Company, Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Mutual Service Corporation, NCF Financial Services, Inc., NEXT Financial Group, Inc., NFP Securities, Inc., Piper Jaffray & Co., Southtrust Securities, Inc., Stifel, Nicolaus & Company, Incorporated, Securities America, Inc., Synovus Securities, Inc., The Huntington Investment Company, Triad Advisors, Inc., UBS Financial Services Inc., Wachovia Securities, LLC, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.



      The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the Funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination. HIFSCO may provide additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the Funds attributable to Edward Jones, on assets invested in the Funds attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). In the event that the arrangement with Edward Jones is terminated, HIFSCO may be required to pay Edward Jones additional profit-sharing based compensation. In addition, HIFSCO may pay Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. Because the Funds will not have commenced operations until May 28, 2004, there is no information regarding Additional Payments, including Negotiated Additional Amounts, paid by HIFSCO or its affiliates to Edward Jones.



      Because the Funds will not have commenced operations until May 28, 2004, there is no information regarding total Additional Payments, including Negotiated Additional Amounts, paid by HIFSCO or its affiliates to Financial Intermediaries.



      Aside from Additional Payments made in connection with the sale and distribution of the Funds' shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services.


COMMISSIONS TO DEALERS


      Because the Funds will not have commenced operations until May 28, 2004, there is no information regarding the aggregate dollar amount of commissions received by HIFSCO for the sale of Fund shares.

      Generally, commissions on sales of Class A shares are reallowed to broker-dealers as follows:

Aggressive Growth Allocation Fund, Growth Allocation Fund, Balanced Allocation Fund and Conservative Allocation Fund

                                             FRONT-END SALES    FRONT-END SALES
                                               CHARGE AS A        CHARGE AS A       COMMISSION AS
                                              PERCENTAGE OF      PERCENTAGE OF      PERCENTAGE OF
AMOUNT OF PURCHASE                           OFFERING PRICE     AMOUNT INVESTED    OFFERING PRICE
Less than $50,000                                 5.50%              5.82%              4.75%

$50,000 or more but less than $100,000            4.50%              4.71%              4.00%

$100,000 or more but less than $250,000           3.50%              3.63%              3.00%

$250,000 or more but less than $500,000           2.50%              2.56%              2.00%

$500,000 or more but less than $1 million         2.00%              2.04%              1.75%

$1 million or more(1)                              0%                 0%                 0%

Income Allocation Fund

                                             FRONT-END SALES    FRONT-END SALES
                                               CHARGE AS A        CHARGE AS A       COMMISSION AS
                                              PERCENTAGE OF      PERCENTAGE OF      PERCENTAGE OF
AMOUNT OF PURCHASE                           OFFERING PRICE     AMOUNT INVESTED    OFFERING PRICE

AMOUNT OF PURCHASE

Less than $50,000                                 4.50%              4.71%              3.75%

$50,000 or more but less than $100,000            4.00%              4.17%              3.50%

$100,000 or more but less than $250,000           3.50%              3.63%              3.00%

$250,000 or more but less than $500,000           2.50%              2.56%              2.00%

$500,000 or more but less than $1 million         2.00%              2.04%              1.75%

$1 million or more(1)                              0%                 0%                 0%

      (1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

      HIFSCO may pay up to the entire amount of the sales commission to particular broker-dealers. HIFSCO also may pay dealers of record commissions on purchases over $1 million in an amount up to the sum of 1.0% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. In addition, HIFSCO may provide compensation to dealers of record for certain shares purchased without a sales charge.

      HIFSCO pays commissions to dealers of up to 4% of the purchase price of Class B shares purchased through dealers and pays commissions to dealers of up to 2% of the purchase price of Class C shares purchased through dealers. Class C shares may be purchased without a front-end sales charge when purchased through a broker-dealer that has entered into an agreement with the distributor to waive this charge. As of May 5, 2004, the following firms have entered into agreements to waive this charge: Edward Jones, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Keegan & Company, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, UBS Financial Services Inc., RBC Dain Rauscher Inc., Banc of America Investment Services, Inc., First Clearing, LLC, Prudential Securities, Division of Wachovia Securities, LLC, Linsco/Private Ledger Corp., Piper Jaffray & Co., Robert W. Baird & Co. Incorporated, Advest, Inc., Wells Fargo Investments, LLC, Synovus Securities, Inc., Janney Montgomery Scott LLC, Legg Mason Wood Walker, Incorporated, Commonwealth Financial Network, People's Securities, Inc., Davenport & Company LLC, Morgan Stanley DW Inc., First Citizens Investors Services, Inc., Sterling Financial Investment Group, Inc., R. Seelaus & Co., Inc. and BPU Investment Group, Inc.


      HIFSCO's principal business address is 200 Hopmeadow Street, Simsbury, Connecticut 06089. HIFSCO was organized as a Delaware corporation on December 9, 1996 and is an indirect wholly-owned subsidiary of The Hartford.

DISTRIBUTION PLANS


      The Company, on behalf of the Funds, has adopted separate distribution plans (the "Plans") for Class A, Class B and Class C shares of each Fund pursuant to appropriate resolutions of the Company's board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset-based sales charges.



      CLASS A PLAN Pursuant to the Class A Plan, a Fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each Fund, the annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares. However, the Company's board of directors has currently authorized Rule 12b-1 payments of only up to 0.25% of each Fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses.



      CLASS B PLAN Pursuant to the Class B Plan, a Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.



      CLASS C PLAN Pursuant to the Class C Plan, a Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

      GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each Fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These plans are considered compensation type plans which means that the Funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the Funds will not be obligated to pay more than that fee.


      In accordance with the terms of the Plans, HIFSCO provides to each Fund, for review by the Company's board of directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the board of directors' quarterly review of the Plans, they review the level of compensation the Plans provide in considering the continued appropriateness of the Plans.

      The Plans were adopted by a majority vote of the board of directors of the Company, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the applicable Funds as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets in order to benefit from economies of scale. The board of directors of the Company believes that there is a reasonable likelihood that the Plans will benefit each applicable Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the board of directors of the Company in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected thereby, and material amendments to the Plans must also be approved by the board of directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors of the board who are not interested persons of the Funds and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" of the Fund affected thereby. A Plan will automatically terminate in the event of its assignment.


      Because the Funds will not have commenced operations until May 28, 2004, there is no information regarding 12b-1 fees paid by any Fund.


                        PURCHASE AND REDEMPTION OF SHARES

      For information regarding the purchase of Fund shares, see "About Your Account -- Buying Shares" in the Funds' prospectus.

      For a description of how a shareholder may have a Fund redeem his/her shares, or how he/she may sell shares, see "About Your Account -- Selling Shares" in the Funds' prospectus.

      RIGHTS OF ACCUMULATION Each Fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A shares of any Fund of the Company at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any Fund of the Company and the current account value of certain annuity or variable life contracts issued by affiliates of The Hartford. These contracts currently include variable annuities and variable life insurance products where at least one Hartford-sponsored fund (other than a money market fund) is offered and the following fixed annuities: CRC, Saver, Saver Bonus and Harvester. The insurance contract must be owned by a natural person (not part of a group product). For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. A family member is a spouse, parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases. Hartford Administrative Services Company ("HASCO"), the Companies' transfer agent, must be notified by you or your broker each time a qualifying purchase is made.

      LETTER OF INTENT Any person may qualify for a reduced sales charge on purchases of Class A shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all Funds of the Company owned by the shareholder. Such value is determined based on the public offering price on the date of the LOI. During the term of an LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. An LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Additional information about the terms of the LOI are available from your registered representative or from HASCO at 1-888-843-7824.

      SYSTEMATIC WITHDRAWAL PLAN The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals only from Class A shares not subject to a CDSC (except as noted below) of a Fund deposited by the applicant under this SWP. The applicant must deposit or purchase for deposit shares of the Fund having a total value of not less than $5,000. Periodic checks of $50 per Fund or more will be sent to the applicant, or any person designated by him, monthly or quarterly.

      Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

      SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account. Redemptions are potentially taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

      The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder, (2) upon receipt by the Fund of appropriate evidence of the shareholder's death, or (3) when all shares under the SWP have been redeemed. The fees of the Fund for maintaining SWPs are paid by the Fund.

      SPECIAL REDEMPTIONS Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Company's directors. When the shareholder sells portfolio securities received in this fashion, he/she would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Fund during any 90-day period for any one account.

      DEFERRED SALES CHARGE ON CLASS A, CLASS B AND CLASS C SHARES Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

      Class A shares which were purchased without a front-end sales charge and which are redeemed within eighteen months of purchase, Class B shares which are redeemed within six years of purchase, and Class C shares which are redeemed within one year of purchase, are subject to a CDSC at the rates set forth in the prospectus as a percentage of the dollar amount subject to the CDSC. The charge is assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class A, Class B or Class C shares being redeemed. No CDSC is imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

      The amount of the CDSC, if any, varies depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining this number of years from the time of any payment for the purchases of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

      In determining whether a CDSC applies to a redemption, the calculation is determined in a manner that results in the lowest possible rate being charged. To determine whether a CDSC applies, the fund redeems shares in the following order: (1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

      When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

      Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the applicable Fund to sell the Class B shares without a sales charge being deducted, and to sell Class A shares with a 4.50% or 5.50% maximum sales charge, as applicable, and Class C shares with a 1% initial sales charge, at the time of the purchase.

      The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to the CDSC in the following cases:

      - to make SWP payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

      -     because of shareholder death or disability,

      -     because of the death or disability of the grantor of a living trust,

      - under reorganization, liquidation, merger or acquisition transactions involving other investment companies, and

      -     for retirement plans under the following circumstances:

            (1) to return excess contributions,

            (2) hardship withdrawals as defined in the plan,

            (3) under a Qualified Domestic Relations Order as defined in the
                Internal Revenue Code,

            (4) to meet minimum distribution requirements under the Internal
                Revenue Code,

            (5) to make "substantially equal payments" as described in Section
                72(t) of the Internal Revenue Code, and

            (6) after separation from service.

SUSPENSION OF  REDEMPTIONS


      A Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.


                        DETERMINATION OF NET ASSET VALUE

      The net asset value of the shares of all classes of each Fund is determined by Hartford Life in the manner described in the Funds' prospectus. The assets of each Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. The Funds and the Underlying Funds are closed for business and do not price their shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the NYSE. Securities held by each Underlying Fund, other than the Money Market Fund, will be valued as follows: debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by the Underlying Funds' applicable Board of Directors. Short-term securities held in the Money Market Fund are valued at amortized cost, which approximates market value. All other Underlying Funds' debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

      Equity securities are valued at the official closing price or at the last sales price reported on principal securities exchanges (domestic or foreign) on which they are traded. If no sale took place on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. For securities traded on the NASDAQ national market system, the Underlying Funds utilize the NASDAQ Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid-ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last price is below the bid, the bid will be the closing price. Securities quoted in foreign currencies are translated into U.S. dollars at the prevailing exchange rates. Options are valued at the last sales price; if no sale took place on a particular day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the Underlying Funds' boards of directors.

      Foreign securities markets may trade on days when the Funds and the Underlying Funds do not compute their net asset value or may close at times that differ from the close of the NYSE. If an event that affects the value of a security occurs after the publication of market quotations used by an Underlying Fund to price its securities but before the close of regular trading on the NYSE, the Underlying Funds may use fair-value estimates as determined under procedures established by the Underlying Funds' applicable board of directors.

      Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity.


      The amortized cost method of valuation permits the Money Market Fund, an Underlying Fund, to maintain a stable $1.00 net asset value per share. The board of directors of the Company periodically reviews the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used. In the event such a deviation would exceed one-half of one percent, the board of directors will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or, if not available, at fair market value as determined in good faith by the board of directors, and (considered highly unlikely by management of the Company) redemption of shares in kind (i.e., portfolio securities). In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates.


      A Fund's maximum offering price per Class A shares is determined by adding the maximum sales charge to the net asset value per share. A Fund's offering price per Class C share is determined by adding the initial sales charge to the net asset value per share. Class B shares are offered at net asset value without the imposition of an initial sales charge.

                        CAPITALIZATION AND VOTING RIGHTS


      The Hartford Mutual Funds, Inc. was incorporated in Maryland on March 21, 1996. The authorized capital stock of the Company consists of 13 billion shares of common stock, par value $0.001 per share ("Common Stock"). The shares of Common Stock are divided into thirty-five series: Advisers Fund (760,000,000 shares); Capital Appreciation Fund (620,000,000 shares); Capital Preservation Fund (660,000,000 shares); Disciplined Equity Fund (300,000,000 shares); Dividend and Growth Fund (500,000,000 shares); Equity Income Fund (300,000,000 shares); Focus Fund (300,000,000 shares); Focus Growth Fund (300,000,000 shares); Global Communications Fund (300,000,000 shares); Global Financial Services Fund (300,000,000 shares); Global Health Fund (300,000,000 shares); Global Leaders Fund (300,000,000 shares); Global Technology Fund (300,000,000 shares); High Yield Fund (300,000,000 shares); Income Fund (300,000,000 shares); Inflation Plus Fund (400,000,000 shares); International Capital Appreciation Fund (300,000,000 shares); International Opportunities Fund (300,000,000 shares); International Small Company Fund (300,000,000 shares); MidCap Fund (460,000,000 shares); MidCap Value Fund (300,000,000 shares); Money Market Fund (2,700,000,000 shares); Principal Protection Fund (300,000,000 shares); Short Duration Fund (300,000,000 shares); Small Company Fund (300,000,000 shares); Stock Fund (300,000,000 shares); Tax-Free California Fund (300,000,000 shares); Tax-Free New York Fund (300,000,000 shares); Total Return Bond Fund (300,000,000 shares); Value Fund (300,000,000 shares); Aggressive Growth Allocation Fund (300,000,000 shares); Balanced Allocation Fund (300,000,000 shares); Conservation Allocation Fund (300,000,000 shares); Growth Allocation Fund (300,000,000 shares); and Income Allocation Fund (300,000,000 shares).



      The board of directors of the Company may reclassify authorized shares to increase or decrease the allocation of shares among the series described above or to add any new series to the Company. The Company's board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares and to classify and reclassify existing and new series into one or more classes. Accordingly, the directors of the Company have authorized the issuance of four classes of shares of each of the series of the Company (except for the Aggressive Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund and Income Allocation
Fund), designated in each instance as Class A, Class B, Class C and Class Y shares. For the Aggressive Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund and Income Allocation Fund, the directors of the Company have authorized the issuance of three classes of shares of each of these Funds, designated in each instance as Class A, Class B and Class C shares.


      Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Fund and, upon liquidation or dissolution, in the net assets of such Fund remaining after satisfaction of outstanding liabilities. The shares of each series, and each class within each series, are, when issued, fully paid and non-assessable. Such shares have no preemptive or, for Class A and Class C shares, conversion rights and are freely transferable.

      As an investment company incorporated in Maryland, the Company is not required to hold routine annual shareholder meetings. Meetings of shareholders will be called whenever one or more of the following is required to be acted upon by shareholders pursuant to the 1940 Act: (1) election of directors, (2) approval of an investment management agreement or sub-advisory agreement, or (3) ratification of the selection of the Funds' independent accountants.

      Shares of common stock have equal voting rights (regardless of the net asset value per share). Shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Company voting for the election of directors can elect all of the directors if they choose to do so, and in such an event, the holders of the remaining shares would not be able to elect any directors. Although directors are not elected annually, shareholders have the right to remove one or more directors. When required by law, if the holders of 25% or more of the Company's outstanding shares request it in writing, a meeting of the Company's shareholders will be held to approve or disapprove the removal of director or directors.

      Matters in which the interests of all the Funds of the Company are substantially identical (such as the election of directors or the ratification of the selection of the independent accountants) are voted on by all shareholders of the Company without regard to the separate Funds. Matters that affect all or several Funds, but where the interests of the Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each Fund for their Fund. Matters that affect only one Fund (such as a change in its fundamental policies) are voted on separately for the Fund by the shareholders of that Fund. Likewise, matters that affect only one class of shares of a Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

                             INVESTMENT PERFORMANCE

      STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS Average annual total return quotations for Class A, Class B and Class C shares are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                       (n)
                                 P(1+T)    = ERV

Where:

P     = a hypothetical initial      n  =    period covered by computation
        payment of $1,000, less             expressed in number of years
        the maximum sales load
        applicable to a Fund       ERV =    ending redeemable value of the
                                            hypothetical $1,000 initial payment
T     = average annual total                made at the beginning of the
        return                              designated period (or fractional
                                            portion thereof)


      The computation above assumes that all dividends and distributions made by a Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

      One of the primary methods used to measure performance is "total return." "Total return" normally represents the percentage change in value of a class of a Fund, or of a hypothetical investment in a class of a Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and are expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges are higher than those that do reflect such charges.

      Total return percentages for periods longer than one year are usually accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the Fund.

      Each Fund's average annual total return quotations and yield quotations as they may appear in the prospectus, this SAI or in advertising are calculated by standard methods prescribed by the SEC unless otherwise indicated.

      NON-STANDARDIZED PERFORMANCE In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Returns"). Non-Standardized Returns are quoted for the same or different periods as those for which Standardized Return is quoted; they may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.


      Because the Class A, Class B and Class C shares of the Funds will not have commenced operations until May 28, 2004, performance information is not available for any Fund.


      Each Fund may also publish its distribution rate and/or its effective distribution rate. A Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. A Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Fund's last monthly distribution. A Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month (see "Dividends, Capital Gains and Taxes" in the Funds' prospectus).

      Other data that may be advertised or published about each Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

      AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS) QUOTATIONS Each Fund, when advertising average annual total return after taxes on distributions for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

                                      (n)
                                P(1+T)    = ATV(D)

Where:

P   = a hypothetical initial payment   n     =  period covered by computation
      of $1,000, less the maximum               expressed in number of years
      sales load applicable to a Fund
                                      ATV(D) =  ending value of the hypothetical
T   = average annual total return               $1,000 initial payment made at
      (after taxes on distributions)            the beginning of the designated
                                                period (or fractional portion
                                                thereof), after taxes on Fund
                                                distributions but not after
                                                taxes on redemption

      The calculation for average annual total returns after taxes on distributions is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; and (2) all distributions by a Fund, less taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

      The ending value (variable "ATV(D)" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable sales charge at the end of the measuring period. Each Fund assumes that the redemption has no tax consequences.

      Each Fund calculates the taxes due on any distributions by applying the applicable tax rates to each component of the distributions (i.e., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by each Fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the Federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with Federal tax law. Each Fund calculates taxes due on any distributions using the highest individual marginal Federal income tax rates in effect on the reinvestment date. Note that the required tax rates may vary over the measurement period. Each Fund has disregarded any potential tax liabilities other than Federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the Federal alternative minimum tax.

      AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION OF SHARES) QUOTATIONS Each Fund, when advertising average annual total return after taxes on distributions and redemption for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

                                      (n)
                                P(1+T)    = ATV(DR)

Where:

P = a hypothetical initial payment of  n     =  period covered by computation
    $1,000, less the maximum sales              expressed in number of years
    load applicable to a Fund
                                     ATV(DR) =  ending value of the hypothetical
T = average annual total return                 $1,000 initial payment made at
    (after taxes on distributions               the beginning of the designated
    and redemption)                             period (or fractional portion
                                                thereof), after taxes on Fund
                                                distributions and redemption

      The calculation for average annual total returns after taxes on distributions and redemption is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; and (2) all distributions by a Fund, less taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

      Each Fund calculates the taxes due on any distributions as described above under "Average Annual Total Return (After Taxes on Distributions) Quotation."

      The ending value (variable "ATV(DR)" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable sales charge at the end of the measuring period. Each Fund assumes that the redemption has no tax consequences. Each Fund calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any non-recurring charges). Each Fund separately tracks the basis of shares acquired through the $1,000 initial hypothetical investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, each Fund includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable Federal tax law.

      The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial hypothetical investment and each subsequent purchase through reinvested distributions. Each Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the $1,000 initial hypothetical investment. The tax character is determined by the length of the measurement period in the case of the $1,000 initial hypothetical investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

      Each Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest Federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with Federal tax law applicable on the redemption date. Each Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

      Each Fund may also quote unaveraged or cumulative total return for a class which reflects the change in value of an investment in that class over a stated period of time. Cumulative total returns will be calculated according to the formula indicated above but without averaging the rate for the number of years in the period.

        STANDARDIZED YIELD QUOTATIONS The yield of a class is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                                                        (6)
                                        2[((a-b)/cd + 1)    - 1]

Where:

 a    =  net investment income earned      c   =  the average daily number of
         during the period attributable           shares of the subject class
         to the subject class                     outstanding during the period
                                                  that were entitled to receive
 b    =  net expenses accrued for the             dividends
         period attributable to the
         subject class                     d   =  the maximum offering price per
                                                  share of the subject class on
                                                  the last day of the period

        Net investment income will be determined in accordance with rules established by the SEC. The price per share of Class A shares will include the maximum sales charge imposed on purchases of Class A shares which decreases with the amount of shares purchased, and the price per share of Class C shares will include the sales charge imposed on purchases of Class C shares.

        DIVIDEND YIELD QUOTATIONS Current distribution information may also be provided for certain Funds. Distribution information for a fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by a fund net asset value per share on the last day of the period and annualized according to the following formula:

                                     (((a/b) * 365) / c)

Where:

 a   =  actual dividends distributed     c    =  net asset value (NAV)
        for the calendar month in                calculated on the last business
        question                                 day of the month in question

 b   =  number of days of dividend
        declaration in the month in
        question

        The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that same period. Distribution rates will exclude net realized short-term capital gains. The rate of current distributions for a Fund should be evaluated in light these differences and in light of the Fund's total return figures, which will always accompany any calculation of the rate of current distributions.


        Because the Class A, Class B and Class C shares of the Funds will not have commenced operations until May 28, 2004, distribution rates are not available for any Fund.


        GENERAL INFORMATION From time to time, the Funds may advertise their performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

        The Goldman Sachs Health Care Index is a modified capitalization-weighted index of selected companies covering a broad range of healthcare and related businesses. Individual holdings are capped at 7.5% at each semi -annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System.

        The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index of selected companies covering the entire spectrum of the technology industry. Individual holdings are capped at 8.5% at each semi-annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System.

        The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, asset-backed securities and commercial-backed securities. To be eligible for inclusion a security must meet the following rules: must have at least one year to final maturity; must have at least $150 million of par outstanding; must be rated investment grade by Moody's, or if no Moody's rating is available, it must be rated at least investment grade by either S&P or Fitch; must be fixed rate and must be publicly issued.

        The Lehman Brothers Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, bonds and foreign targeted issues are not included in the Lehman Government Bond Index.

        The Lehman Brothers Government/Credit Bond Index is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Government/Credit Bond Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

        The Lehman Brothers High Yield BB Index is a measure of the market value of public debt issues with a minimum par value of $100 million and rated Ba1-Ba3 by Moody's. All bonds within the index are U.S. dollar denominated, non-convertible and have at least one year remaining to maturity.

        The Lehman Brothers High Yield Corporate Index is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

        The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of government bonds with maturities of between one and ten years.

        The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds with maturities greater than two years.

        The Lehman Brothers U.S. Government Index is an unmanaged index of government bonds with maturities of one year or more.

        The Lehman 1-5 Year Aggregate Index is a customized benchmark which will include from the Lehman Aggregate all corporate, agency and treasury securities with maturities between 1-5 years and commercial mortgage-backed securities, asset-backed securities and mortgage-backed securities with average maturities between 1-5 years.

        The Lehman U.S. Tips Index consists of inflation-protected securities issued by the U.S. Treasury. To be eligible for inclusion, a security must meet the following rules: must have at least one year to final maturity; must have at least $100 million of par outstanding; must be rated investment grade by Moody's, or if no Moody's rating is available, it must be rated at least investment grade by either S&P or Fitch; must be fixed rate; must be dollar denominated and must be publicly issued.

        The MSCI AC (All Country) World Free ex US Index is a broad based, unmanaged, market capitalization-weighted, total return index that measures performance of both developed and emerging stock markets, excluding the US. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.


        The MSCI AC (All Country) World Index Free-Telecommunication Services Index is a free float-adjusted market capitalization index of developed and emerging market countries that is designed to measure international equity market performance. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.


        The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

        The MSCI Finance ex Real Estate Index is comprised of companies in three industries: banks, diversified financials, and insurance. As a general rule, a company is classified in the industry where it earns the majority of its revenue.

        The Morgan Stanley Capital International Europe, Australia, Far East GDP Index (the "EAFE Index") is an unmanaged index which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The EAFE Index is typically shown weighted by the market capitalization. However, EAFE is also available weighted by Gross Domestic Product (GDP). These weights are modified on July 1st of each year to reflect the prior year's GDP. Indices with dividends reinvested constitute an estimate of total return arrived at by reinvesting one twelfth of the month end yield at every month end. The series with net dividends reinvested take into account those dividends net of withholding taxes retained at the source of payment.

        The Morgan Stanley Capital International World Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

        The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

        The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

        The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values.

        The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

        The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.

        The Russell 2500 Index is a market value-weighted, unmanaged index showing total return (i.e., principal changes with income) in the aggregate market value of 2,500 stocks of publicly traded companies domiciled in the United States. The index includes stocks traded on the New York Stock Exchange and the American Stock Exchange as well as in the over-the-counter market.

        The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization.)

        The Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 largest U.S. companies based on total market capitalization.)

        The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.


        The S&P/Citigroup Broad Market Index <$2 billion Euro-Pacific is a free float-adjusted market capitalization index that includes only those companies with a market cap between $100 million and $2 billion.



        The S&P/Citigroup Extended Market Euro-Pacific Index is a global equity index comprised of the smallest 20% of each country's market capitalization in the Broad Market Index. All developed countries are included except the US and Canada.


        The Standard & Poor's MidCap 400 Index is designed to represent price movements in the mid cap U.S. equity market. It contains companies chosen by the Standard & Poor's Index Committee for their size, liquidity and industry representation. None of the companies in the S&P 400 overlap with those in the S&P 500 Index or the S&P 600 Index. Decisions about stocks to be included and deleted are made by the Committee which meets on a regular basis. S&P 400 stocks are weighted by market capitalization; each stock influences the Index in proportion to its relative market capitalization. REITs are not eligible for inclusion.

        The Standard & Poor's 500 Composite Stock Price Index is a well-diversified list of 500 companies representing the U.S. stock market.

        The Standard and Poor's Small Cap 600 index is designed to represent price movements in the small cap U.S. equity market. It contains companies chosen by the Standard & Poor's Index Committee for their size, industry characteristics, and liquidity. None of the companies in the S&P 600 Index overlap with the S&P 500 or the S&P 400 (MidCap Index). The S&P 600 Index is weighted by market capitalization. REITs are not eligible for inclusion.

        In addition, from time to time in reports and promotions: (1) a Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, (b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or (c) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (a measure of inflation) may be used to assess the real rate of return from an investment in the Fund; (3) other statistics such as GNP, and net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute), may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; (5) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (e.g.,

S&P Industry Surveys) in order to evaluate the Fund's historic performance or current or potential value with respect to the particular industry or sector.

        From time to time, in reports or promotional literature, the Funds may discuss, or provide quotes or commentary of their current portfolio managers, strategists, and other investment personnel, with respect to: the economy; securities markets; portfolio securities and their issuers; investment philosophies; strategies; techniques and criteria used in the selection of securities to be purchased or sold for the Funds; the Funds' portfolio holdings, including the description or graphical representation of portfolio risk and other fundamental data; the investment research and analysis process; the formulation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks, and similar or related matters. The Funds may also quote or reprint all or a portion of evaluations or descriptions of fund performance and operations appearing in various independent publications.

        From time to time, the Funds and HIFSCO also may refer to the following information:

        - The geographic and industry distribution of the Funds' portfolios;

        - To assist investors in understanding the different returns and risk characteristics of various investments, historical returns of various investment and published indices;

        - Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services;

        - Allegorical stories illustrating the importance of persistent long-term investing;

        - A Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper(R)Inc. or Morningstar, Inc.;

        - Historical information regarding HIFSCO, the Underlying Funds' sub-advisers and their affiliates; and

        -       Historical information regarding the asset size of one or more
                Funds.

        Each Fund's investment performance may be advertised in various financial publications, newspapers, and magazines or other media.

        From time to time the Company may publish the sales of shares of one or more of the Funds on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

        The Funds' annual and semi-annual reports also contain additional performance information. These reports are distributed to all current shareholders and will be made available to potential investors upon request and without charge.

                                      TAXES

FEDERAL TAX STATUS OF THE FUNDS

The following discussion of the federal tax status of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action.

        Each Fund is treated as a separate taxpayer for federal income tax purposes. The Company intends for each Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"), and to qualify as a regulated investment company each year. If a Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement") (which the Company intends each Fund to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable under the Code. In particular, a Fund generally is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

        Each Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of any two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses.

        Each Fund generally will endeavor to distribute (or treat as deemed distributed) to its shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income or excise taxes on its earnings.

        In addition, in order to avoid a 4% nondeductible federal excise tax on certain of its undistributed income, each Fund generally must distribute in a timely manner the sum of (1) 98% of its ordinary income for each calendar year,
(2) 98% of its capital gain net income for the one-year period ending October 31 in that calendar year, and (3) any income not distributed in prior years (the "excise tax avoidance requirements").

        Income received by an Underlying Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. If more than 50% of the value of an Underlying Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Underlying Fund will be eligible and may elect to "pass-through" to its shareholders, including a Fund, the amount of such foreign income and similar taxes paid by the Underlying Fund. Pursuant to this election, the Fund would be required to include in gross income (in addition to taxable dividends actually received), its pro rata share of foreign income and similar taxes and to deduct such amount in computing its taxable income or to use it as a foreign tax credit against its U.S. federal income taxes, subject to limitations. A Fund, would not, however, be eligible to elect to "pass-through" to its shareholders the ability to claim a deduction or credit with respect to foreign income and similar taxes paid by the Underlying Fund.

        If for any taxable year a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state and local, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders constitute dividend income (with such dividend income including dividends derived from interest on tax-exempt obligations) to the extent of such Fund's available earnings and profits.

SHAREHOLDER TAXATION

The following discussion of certain federal income tax issues of shareholders of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action. The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, banks and other financial institutions or to non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state and local taxes. This summary does not address any federal estate tax issues that may arise from ownership of Fund shares. Shareholders should consult their own tax advisers as to the federal, state and local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.


        In general, as described in the prospectus, distributions from a Fund are generally taxable to shareholders as ordinary income, qualified dividend income, or long-term capital gains. Distributions of a Fund's investment company taxable income (other than qualified dividend income) are taxable as ordinary income to shareholders to the extent of the Fund's current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares. An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to a Fund as capital gain distributions. A Fund may also derive capital gains and losses in connection with sales of shares of the Underlying Funds. Distributions from net short-term capital gains are taxable to a shareholder as ordinary income. Distributions of a Fund's net capital gain properly designated by the Fund as "capital gain dividends" are taxable to a shareholder as long-term capital gain regardless of the shareholder's holding period for his or her shares and regardless of whether paid in cash or reinvested in additional shares. To the extent that an Underlying Fund derives dividends from domestic corporations, a portion of the income distributions of a Fund which invests in that Underlying Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares held by the Underlying Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Underlying Fund or the Fund are deemed to have been held by the Underlying Fund, the Fund or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend. Properly designated distributions of qualified dividend income generally are taxable to individual shareholders at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Dividend distributions will not be eligible for the reduced rates applicable to qualified dividend income unless, among other things, the shares held by the Underlying Fund with respect to which dividends are paid, the shares of the Underlying Fund, and the shares of the Fund are deemed to have been held by the Underlying Fund, the Fund, and the shareholders, respectively, for more than 60 days during the 121-day period beginning 60 days before the shares become ex-dividend. Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor's tax basis in the Fund's shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distribution in cash. For a summary of the tax rates applicable to capital gains, including capital gain dividends, see the discussion below.


        At the Company's option, the Company may cause a Fund to retain some or all of its net capital gain for a tax year, but may designate the retained amount as a "deemed distribution." In that case, among other consequences, the Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may report a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is added to the shareholder's cost basis for his or her shares. Since the Company expects each Fund to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gain. A shareholder that is not subject to U.S. federal income tax or tax on long-term capital gain should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid by the Fund on his or her behalf. In the event that the Company chooses this option on behalf of a Fund, the Company must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.

        Any dividend declared by a Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

        An investor should consider the tax implications of buying shares just prior to a distribution (other than an exempt-interest dividend, described below). Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and is not entitled to offset the distribution against the tax basis in his or her shares. In addition, an investor should be aware that, at the time he or she purchases shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

        A shareholder generally recognizes taxable gain or loss on a sale or redemption (including by exercise of the exchange privilege) of his or her shares. The amount of the gain or loss is measured by the difference between the shareholder's adjusted tax basis in his or her shares and the amount of the proceeds received in exchange for such shares. Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale or redemption of shares generally is a capital gain or loss if such shares are held as capital assets. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his or her shares for more than one year at the time of such sale or redemption; otherwise, it is classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain dividend with respect to any share of a Fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss.

        In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of the same Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Also, if a shareholder who incurred a sales charge on the acquisition of shares of a Fund sells his or her shares within 90 days of purchase and subsequently acquires shares of the same or another Fund of the Company on which a sales charge normally is imposed without paying such sales charge in accordance with the exchange privilege described in the prospectus, such shareholder will not be entitled to include the amount of the sales charge in his or her basis in the shares sold for purposes of determining gain or loss. In these cases, any gain on the disposition of the shares of the Fund is increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares of the Fund subsequently acquired.

        In general, non-corporate shareholders currently are subject to a maximum federal income tax rate of 15% on their net long-term capital gain (the excess of net long-term capital gain over net short-term capital loss) for a taxable year (including a long-term capital gain derived from an investment in the shares) and certain qualified dividend income, while other income may be taxed at rates as high as 35%. Corporate taxpayers currently are subject to federal income tax on net capital gain at the maximum 35% rate also applied to ordinary income. Tax rates imposed by states and local jurisdictions on capital gain and ordinary income may differ. Non-corporate shareholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

        Each Fund sends to each of its shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such shareholder's taxable income for such year as ordinary income and as long-term capital gain. In addition, the federal tax status of each year's distributions generally is reported to the IRS. Distributions may also be subject to additional state, local, and foreign taxes depending on a shareholder's particular situation.

        A Fund may be required to withhold U.S. federal income tax at a rate of 28% ("backup withholding") from all taxable distributions payable to (1) any shareholder who fails to furnish the Company with its correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding, and (2) any shareholder with respect to whom the IRS notifies the Company that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual's taxpayer identification number is his or her social security number. The 28% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

TAXATION OF THE UNDERLYING FUNDS

        Each Underlying Fund intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code. In any year in which an Underlying Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any federal income or excise tax.

                              PRINCIPAL UNDERWRITER

        HIFSCO, the investment manager of each Fund, also serves as the principal underwriter. HIFSCO is located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

                                    CUSTODIAN

        Portfolio securities of each Fund are held pursuant to a separate Custody Agreement between the Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 TRANSFER AGENT


        Hartford Administrative Services Company ("HASCO"), 500 Bielenberg Drive, Woodbury, Minnesota 55125, is the transfer agent for each Fund. As transfer agent, HASCO, among other things, receives and processes purchase and redemption orders, effects transfers of shares, prepares and transmits payments for dividends and distributions, and maintains records of account. For its services, HASCO is paid a fee based on assets or number of accounts, depending on the class of shares.



                              INDEPENDENT AUDITORS



        The financial statements and the financial highlights will be audited by Ernst & Young LLP, independent auditors to the Funds. The principal business address of Ernst & Young LLP is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.


                                OTHER INFORMATION

        The Hartford has granted the Company the right to use the name, "The Hartford" or "Hartford", and has reserved the right to withdraw its consent to the use of such name by the Company and the Funds at any time, or to grant the use of such name to any other company.

                      PROXY VOTING POLICIES AND PROCEDURES

        The Funds have granted to HIFSCO the authority to vote proxies on their behalf with respect to the assets managed by HIFSCO. HIFSCO votes proxies in what it believes are the best economic interests of its clients and in accordance with its Proxy Policies and Procedures. HIFSCO's Proxy Committee is responsible for the review and approval of the firm's Proxy Policies and Procedures. Day-to-day administration of the proxy voting process at HIFSCO is the responsibility of the portfolio manager of the relevant client account. HIFSCO personnel evaluate all proxies and vote proxies based on their assessment of the merits of each proposal. Absent a material conflict of interest, the applicable portfolio manager has the authority to determine the final vote for securities held in the account for which he or she serves as the designated manager.

        HIFSCO votes proxies solicited by an investment company in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting).

        HIFSCO maintains procedures designed to identify and address material conflicts of interest in voting proxies. Proxy votes for which an apparent conflict of interest is identified are reviewed by the Proxy Committee to resolve the conflict and direct the vote.

        HIFSCO may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to, for example, the existence of securities lending arrangements, lack of adequate information, and untimely receipt of proxy materials.

                              FINANCIAL STATEMENTS

        An annual report for the Funds will be available once the Funds have completed their first annual period.

                                    APPENDIX

        The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

        MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

        Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

        A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

        STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

        AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

        AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

        A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.


        BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

        BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

        MOODY'S

        Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

        -       Leading market positions in well-established industries.

        -       High rates of return on funds employed.

        - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

        - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

        - Well-established access to a range of financial markets and assured sources of alternate liquidity.

        Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

        Issuers rated Not Prime do not fall within any of the Prime rating categories.

        STANDARD & POOR'S

        The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

        -       Liquidity ratios are adequate to meet cash requirements.

        Liquidity ratios are basically as follows, broken down by the type of issuer:

                Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

                Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

                Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

        - The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

        - The issuer has access to at least two additional channels of borrowing.

        - Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

        - Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

        -       The reliability and quality of management are unquestioned.

RATING OF TAX EXEMPT BONDS

        STANDARD & POOR'S RATINGS SERVICES. Its ratings for municipal debt have the following definitions:

        Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

        Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

        Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or ""BB" rating.

        Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used to debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

        The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        The rating "CI" is reserved for income bonds on which no interest is being paid.

        Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

        The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

        "NR" indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

        BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the legal investment laws of various states impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

        MOODY'S INVESTORS SERVICE, INC.: Its ratings for municipal bonds include the following:

        Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Bonds which are rated "Aa" are judged to be of high qualify by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risk appear somewhat larger than in Aaa securities.

        Bonds which are rated "A" possess many favorable attributes and are to be considered as upper medium grate obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

RATING OF MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

        STANDARD & POOR'S RATINGS SERVICES. A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

        Note rating symbols are as follows:

        SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

        SP-2 - Satisfactory capacity to pay principal and interest.

        SP-3 - Speculative capacity to pay principal and interest.

        MOODY'S INVESTORS SERVICES. Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk may be less important over the short run. In the case of variable rate demand obligations, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of variable rate demand obligations is designated as VMIG. Moody's ratings for short-term loans have the following definitions:

        MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

        MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

        MIG-3/VMIG-3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

        MIG-4/VMIG-4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

RATING OF TAX-EXEMPT DEMAND BONDS

        Standard & Poor's assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

        The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For the newer "demand notes", Standard & Poor's note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+").

INTERNATIONAL LONG-TERM CREDIT RATINGS

        FITCH, INC.

        The following ratings scale applies to foreign currency and local currency ratings.

INVESTMENT GRADE

        AAA
        Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

        AA
        Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

        A
        High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

        BBB
        Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

        BB
        Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

        B
        Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

        CCC, CC, C
        High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

        DDD, DD, D
        Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50% - 90% and "D" the lowest recovery potential, i.e., below 50%.

        Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

        FITCH, INC.

        The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

        F1
        Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

        F2
        Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

        F3
        Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

        B
        Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

        C
        High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

        D
        Default. Denotes actual or imminent payment default.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-term rating category, to categories below "CCC", or to Short-term ratings other than "F1".

"NR" indicates that Fitch Ratings does not rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

        A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

                                     PART C

                                OTHER INFORMATION

Item 22.       Exhibits

    a.(i) Articles of Incorporation dated March 19, 1996 (incorporated by reference to Initial Registration Statement filed on April 9,
               1996)

   a.(ii) Articles Supplementary dated August 30, 2002 (incorporated by reference to Post-Effective Amendment #23 filed on October 25,
               2002)

  a.(iii) Articles Supplementary dated September 12, 2002 (incorporated by reference to Post-Effective Amendment #23 filed on October 25,
               2002)

   a.(iv) Articles of Amendment to the Articles of Incorporation (incorporated by reference to Post-Effective Amendment #24 filed on December 16, 2002)

    a.(v) Articles Supplementary dated June 10, 2003 (incorporated by reference to Post-Effective Amendment #27 filed on August 19,
               2003)

   a.(vi) Articles of Amendment dated June 10, 2003 (incorporated by reference to Post-Effective Amendment #27 filed on August 19,
               2003)

  a.(vii) Articles Supplementary dated August 26, 2003 (incorporated by reference to Post-Effective Amendment #28 filed on December 15,
               2003)

 a.(viii)      Articles Supplementary dated March 10, 2004 (filed herewith)

      b. By-Laws adopted January 24, 1996, last amended May 13, 2003 (incorporated by reference to Post-Effective Amendment #27 filed on August 19, 2003)

      c.       Not Applicable

    d.(i) Investment Management Agreement with Hartford Investment Financial Services Company dated March 3, 1997 (incorporated by reference to Post-Effective Amendment #3 filed on June 20, 1997)

   d.(ii) Amendment Number 1 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

  d.(iii) Amendment Number 2 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)
   d.(iv) Amendment Number 3 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

    d.(v) Amendment Number 4 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

   d.(vi) Amendment Number 5 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

  d.(vii) Amendment Number 6 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

 d.(viii) Amendment Number 7 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

   d.(ix) Amendment Number 8 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

    d.(x) Form of Amendment Number 9 to Investment Management Agreement (filed herewith)

   d.(xi) Investment Sub-Advisory Agreement with Wellington Management Company, LLP dated March 3, 1997 (incorporated by reference to Post-Effective Amendment #3 filed on June 20, 1997)

  d.(xii) Amendment Number 1 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

 d.(xiii) Amendment Number 2 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

  d.(xiv) Amendment Number 3 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

   d.(xv) Amendment Number 4 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

  d.(xvi) Amendment Number 5 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)
 d.(xvii) Amendment Number 6 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

d.(xviii)      Amendment Number 7 to Sub-Advisory Agreement with Wellington
               Management Company, LLP (incorporated by reference to
               Post-Effective Amendment #28 filed on December 15, 2003)

  d.(xix) Investment Services Agreement with Hartford Investment Management Company dated as of March 3, 1997 (incorporated by reference to Post-Effective Amendment #3 filed on June 20, 1997)

   d.(xx) Amendment Number 1 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

  d.(xxi) Amendment Number 2 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

    e.(i) Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

   e.(ii) Form of Dealer Agreement with the Distributor (incorporated by reference to Pre-Effective Amendment #1 filed on June 27, 1996)

  e.(iii) Amendment Number 1 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

   e.(iv) Amendment Number 2 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

    e.(v) Amendment Number 3 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

   e.(vi) Assignment of Principal Underwriting Agreement from Hartford Securities Distribution Company, Inc. to Hartford Investment Financial Services Company dated November 1, 1998 (incorporated by reference to Post-Effective Amendment #20 filed on February 15, 2002)

  e.(vii) Amendment Number 4 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

 e.(viii) Amendment Number 5 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)
   e.(ix) Amendment Number 6 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

    e.(x) Amendment Number 7 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

   e.(xi) Amendment Number 8 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

  e.(xii) Form of Amendment Number 9 to Principal Underwriting Agreement (filed herewith)

       f.      Not Applicable

    g.(i) Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

   g.(ii) Amendment Number 1 to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28,
               2003)

  g.(iii) Amendment Number 2 to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28,
               2003)

   g.(iv) Amendment Number 3 to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28,
               2003)

    g.(v) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28,
               2003)

   g.(vi) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28,
               2003)

  g.(vii) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28,
               2003)

 g.(viii) Amendment Number 4 to Custodian Agreement (incorporated by reference to Post-Effective Amendment #24 filed on December 16,
               2002)

   g.(ix) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #28 filed on December 15,
               2003)

    g.(x)      Tenth Amendment to Custodian Contract (incorporated by reference to Post-Effective Amendment #29 filed on January 29, 2004)
   g.(xi)      Form of Eleventh Amendment to Custodian Contract (filed herewith)

  g.(xii) Remote Services Agreement - State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment #26 filed on June 6, 2003)

    h.(i) Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc. and Hartford Administrative Services Company dated November 1, 2001 (incorporated by reference to Post-Effective Amendment #20 filed on February 15, 2002)

   h.(ii) Amendment Number 1 to Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

  h.(iii) Amendment Number 2 to Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

   h.(iv) Form of Amendment Number 3 to Transfer Agency and Service Agreement (filed herewith)

    h.(v)      Share Purchase Agreement (filed herewith)

       i.      Opinion and Consent of Counsel (filed herewith)

       j.      Consent of Independent Auditors (filed herewith)

       k.      Not Applicable

       l.      Not Applicable

       m. Amended and Restated Rule 12b-1 Distribution Plan for Class A, Class B and Class C Shares (filed herewith)

       n.      Multiple Class Plan Pursuant to Rule 18f-3 (filed herewith)

       o.      Not Applicable


    p.(i) Code of Ethics of HL Investment Advisors, LLC, Hartford Investment Financial Services, LLC and The Hartford-Sponsored Mutual Funds (incorporated by reference to Post-Effective Amendment #24 filed on December 16, 2002)

   p.(ii) Code of Ethics of Hartford Investment Management Company and Hartford Investment Services, Inc. (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

  p.(iii) Code of Ethics of Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #30 filed on February 27, 2004)
    q.(i) Power of Attorney (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

   q.(ii) Certified copy of Board Resolution (incorporated by reference to Post-Effective Amendment #24 filed on December 16, 2002)

Item 23.       Persons controlled by or under Common Control with Registrant

               As of March 31, 2004, any persons directly or indirectly under common control with The Hartford Mutual Funds, Inc. are affiliates of, and are controlled by, The Hartford Financial Services Group, Inc., a Maryland corporation. Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial Services Group, Inc. filed on February 27, 2004.

               In addition, subsidiaries of The Hartford Financial Services Group, Inc., beneficially owned as of March 31, 2004 more than 25% of the following funds:

                      The Hartford Global Communications Fund
                      The Hartford Global Financial Services Fund
                      The Hartford Income Fund
                      The Hartford Tax-Free California Fund
                      The Hartford Tax-Free New York Fund

Item 24.       Indemnification

               Article V of the Registrant's Articles of Incorporation dated March 19, 1996 and incorporated herein by reference to Registrant's initial registration statement on April 9, 1996 provides in effect that the Registrant will indemnify its officers and directors under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, Article V does not protect any person against liability to the Registrant or its shareholders to which such Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

               Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that:
               (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

               Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding an who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

               Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

               Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 25.       Business and Other Connections of Investment Adviser

               Hartford Investment Financial Services, LLC serves as investment adviser to the funds included in this Registration Statement.

                          Position with Hartford Investment
Name                      Financial Services, LLC                Other Business
----                      -----------------------                --------------
Thomas M. Marra            President and Chief Executive     President and Chief Operating Officer
                           Officer and Manager               of Hartford Life, Inc. ("HL, Inc. ")(1)

John C. Walters            Executive Vice President and      Executive Vice President of Hartford
                           Manager                           Life Insurance Company ("HLIC")(2)

Walter E. Watkins, Jr.     Chief Compliance Officer          Chief Compliance Officer of HL
                                                             Investment Advisors, LLC(3)

David N. Levenson          Senior Vice President             Senior Vice President of HLIC

Christine H. Repasy        Senior Vice President, General    Senior Vice President and General
                           Counsel and Corporate Secretary   Counsel of HL, Inc.

David M. Znamierowski      Senior Vice                       President of Hartford Investment
                           President-Investments and Manager Management Company ("Hartford
                                                             Investment Management")(4)

David A. Carlson           Senior Vice President and Deputy  Senior Vice President and Deputy Chief
                           Chief Financial Officer           Financial Officer of HL, Inc.

William H. Davison, Jr.    Senior Vice President             Managing Director of Hartford
                                                             Investment Management

Christopher Hanlon         Senior Vice President             Senior Vice President of Hartford
                                                             Investment Management

Tamara L. Fagely           Controller                        Vice President of Hartford
                                                             Administrative Services Company
                                                             ("HASCO")(5)

Kevin J. Carr              Vice President and Assistant      Assistant General Counsel of The
                           Secretary                         Hartford Financial Services Group, Inc.
                                                             ("The Hartford")(6)

Mary Jane Fortin           Vice President                    Senior Vice President of HL Inc.

Robert W. Beltz, Jr.       Assistant Vice President          Vice President, Securities Operations

John N. Giamalis           Treasurer                         Vice President and Treasurer of HL Inc.

Todd G. Picken             Assistant Treasurer               Assistant Treasurer of HLIC

Dawn M. Cormier            Assistant Secretary               Assistant Secretary of HL Inc.

                          Position with Hartford Investment
Name                      Financial Services, LLC             Other Business
----                      -----------------------             --------------
Sarah J. Harding           Assistant Secretary               Assistant Secretary of HLIC

Diane E. Tatelman          Assistant Secretary               Assistant Secretary of HL Inc.

        (1) The principal business address for HL, Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.

        (2) The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.

        (3) The principal business address for HL Investment Advisors, LLC is 200 Hopmeadow Street, Simsbury, CT 06089.

        (4) The principal business address for Hartford Investment Management is 55 Farmington Avenue, Hartford, CT 06105.

        (5) The principal business address for HASCO is 500 Bielenberg Drive, Woodbury, MN 55125.

        (6) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.

Item 26.       Principal Underwriters

        Hartford Investment Financial Services, LLC ("HIFSCO") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HIFSCO is also the principal underwriter for The Hartford Mutual Funds II, Inc.

        The directors and principal officers of HIFSCO and their position with the Registrant are set forth below:

Name and Principal Business                                              Position and Offices with
         Address                Positions and Offices with Underwriter            Registrant
         -------                --------------------------------------            ----------
Thomas M. Marra(1)              President and Chief Executive Officer    Chairman of the Board and
                                and Manager                              Director

John C. Walters(1)              Executive Vice President and Manager     Vice President

Walter E. Watkins, Jr.(1)       Chief Compliance Officer                 None

David N. Levenson(1)            Senior Vice President                    Vice President

Christine H. Repasy(1)          Senior Vice President, General           None
                                Counse(l) and Corporate Secretary

David M. Znamierowski(2)        Senior Vice President-Investments and    President and Director
                                Manager

William H. Davison, Jr.(2)      Senior Vice President                    Vice President

David A. Carlson(1)             Senior Vice President and Deputy Chief
                                Financial Officer                        None

Christopher Hanlon(2)           Senior Vice President                    None

Mary Jane Fortin(1)             Vice President                           Vice President

Tamara L. Fagely(1)             Controller                               Vice President, Controller
                                                                         and Treasurer

John N. Giamalis(3)             Treasurer                                None

Todd G. Picken(3)               Assistant Treasurer                      None

Kevin J. Carr(2)                Vice President and Assistant Secretary   Vice President and Secretary

Robert W. Beltz, Jr.(4)         Assistant Vice President                 Vice President

Dawn Marie Cormier(1)           Assistant Secretary                      None

Sarah J. Harding(1)             Assistant Secretary                      None

Diane E. Tatelman(1)            Assistant Secretary                      None

        (1) The principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.

        (2) The principal business address is 55 Farmington Avenue, Hartford, CT 06105.

        (3) The principal business address is 690 Asylum Avenue, Hartford, CT 06115.

        (4) The principal business address is 500 Bielenberg Drive, Woodbury, MN 55125.

Item 27.       Location of Accounts and Records

        Books or other documents required to be maintained by the Registrant by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, Minnesota 55125. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 28.       Management Services

               Not Applicable

Item 29.       Undertakings

               Not Applicable

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 19th day of May, 2004.

                                            THE HARTFORD MUTUAL FUNDS, INC.

                                            By:             *
                                               ____________________________
                                                   David M. Znamierowski
                                                   Its: President

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            SIGNATURE                          TITLE                 DATE
            ---------                          -----                 ----
                *                   President                    May 19, 2004
___________________________         (Chief Executive Officer)
David M. Znamierowski               & Director

                *                   Controller & Treasurer       May 19, 2004
___________________________         (Chief Accounting Officer &
Tamara L. Fagely                    Chief Financial Officer)

                *                   Director                     May 19, 2004
___________________________
Lynn S. Birdsong

                *                   Director                     May 19, 2004
___________________________
Winifred E. Coleman

                *                   Director                     May 19, 2004
___________________________
Robert M. Gavin, Jr.

               *                    Director                     May 19, 2004
___________________________
Duane E. Hill

                *                   Chairman of the Board
___________________________         and Director                 May 19, 2004
Thomas M. Marra

                *                   Director                     May 19, 2004
___________________________
Phillip O. Peterson

               *                    Director                     May 19, 2004
___________________________
Millard H. Pryor, Jr.

               *                    Director                     May 19, 2004
___________________________
Lowndes A. Smith

    /s/ Kevin J. Carr                                            May 19, 2004
---------------------------
* By Kevin J. Carr
      Attorney-in-fact

                                  EXHIBIT INDEX

Exhibit No.

a.(viii)       Articles Supplementary dated March 10, 2004

d.(x)          Form of Amendment Number 9 to Investment Management Agreement

e.(xii)        Form of Amendment Number 9 to Principal Underwriting Agreement

g.(xi)         Form of Eleventh Amendment to Custodian Contract

h.(iv)         Form of Amendment Number 3 to Transfer Agency and Service
               Agreement

h.(v)          Share Purchase Agreement

i.             Opinion and Consent of Counsel

j.             Consent of Independent Auditors

m. Amended and Restated Rule 12b-1 Distribution Plan for Class A, Class B and Class C Shares

n.             Multiple Class Plan Pursuant to Rule 18f-3